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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

44 Montgomery Street, Suite 2100, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.
Annual Report

August 31, 2013

California Tax-Free Income Fund

California Tax-Free Money Market Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988

www.sheltoncap.com

email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	August 31, 2013

Historical Performance and Manager’s Discussion	1
About Your Fund’s Expenses	9
Top Holdings and Sector Breakdowns	11
Portfolio of Investments	15
Statements of Assets & Liabilities	36
Statements of Operations	39
Statements of Changes in Net Assets	42
Financial Highlights	48
Notes to Financial Statements	61
Report of Independent Registered Public Accounting Firm	68
Board of Trustees and Executive Officers	69
Board Approval of the Investment Advisory Agreements	70

Historical Performance and Manager’s Discussion (Unaudited)	August 31, 2013

Bond Funds

During the last fiscal year, the fixed income markets have been dominated by the continued quantitative easing by the Federal Reserve Bank. There is substantial uncertainty around when the current level of Fed purchases ($85 billion/month) of US Treasury bond and mortgage backed securities will be tapered in magnitude or ended. Though it’s been over 4 years since the last U.S. recession technically ended in June 2009, the economy is still far from robust. While the broad equity indices have recovered to near all-time highs and housing prices have rebounded, the overall economy and job creation remain lackluster. The weak economy is reflected in the continued quantitative easing and the Federal Reserve Bank’s target rate for Federal Funds remaining unchanged with a target range of 0.00% to 0.25%.

The primary driver behind the last recession was the collapse of the residential real estate market and subsequent liquidity crisis. 30-year mortgage rates are rising but remain at historically low levels. Stringent lending standards limit access to the low borrowing rates so the impact of the rates on economic growth has been muted. The Bureau of Labor Statistics reports that the unemployment continues to fall but remains high, at 7.3% as of August 2013. Unfortunately, much of the fall in the unemployment rate is due to reduced US labor participation rate which has fallen from over 66% in 2008 to 63.2% as of 8/13. There is additional evidence that the jobs being created are largely part-time or low quality, with the BLS U-6 index that includes marginally employed and part-time workers seeking full-time employment is at 13.7% as of August 2013, compared to an average rate of 8.5% during the decade of 1998-2007. Businesses indicate that the ongoing reluctance to hire (or hire full-time) continues to be related to uncertainty with regard to demand, government regulation (especially with regard to healthcare), and future taxes.

While interest rates have remained low by historical standards, they did rise considerably during the fiscal year for tenors 2 years and out. The rising rates are generally accredited to the assumption that the Federal Reserve Bank will begin to taper and eventually end the previously mentioned $85 billion/month quantitative easing. The multiple rounds of quantitative easing have raised the assets on the Federal Reserve balance sheet from less than $1 trillion in 2008 to over $3.6 trillion in August 2013. The Overnight US dollar LIBOR rate ranged from 0.115% to 0.168% over the course of the fiscal year. The yield curve from two to30 years remained fairly stable from the start of the fiscal year until early May, at which point the rates trended higher. Over the course of the fiscal year, the yield on the two-year note ranged from 0.20% to 0.41%, the five-year note ranged from 0.60% to 1.68%, the 10-year ranged from 1.57% to 2.89%, and the 30-year ranged from 2.68% to 3.92%. These rising rates are detrimental to the principal value of bonds and negatively impacted the total returns of the bond funds.

The U.S. Government Securities Fund ended the fiscal year with a duration of 3.73 years and total return on the direct shares for the period is -3.38%. All of the securities in the portfolio are backed by the full faith and credit of the United States.

As of the fiscal year end, the total return for the Direct Shares of the Short-Term U.S. Government Bond Fund was -0.43% and it had duration of 1.61 years. The Fund continues to predominantly hold US Treasury Notes with maturities of less than 3 years, and the securities in the portfolio are backed by the full faith and credit of the United States.

The California municipal market bond yields do not necessarily move in lock step with US Treasury yields, but are subject to the shape of the Treasury curve as well as the specific economic circumstances of each issuer. The difference in yield between the 1 year and 30 year State of California general obligation bonds was at 394 basis points when the fiscal year began. At fiscal year end, the difference was 502 basis points with the shorter end of the curve rallying by 16 basis points from 0.43% to 0.27% and the long end of the curve rising from 4.37% to 5.29%. Although the State of California and a majority of its municipalities continue to face budgetary stresses, the economy and general outlook for California municipal bonds is improving.

The California Tax-Free Income Fund’s total return for the fiscal year ended August 31, 2013 was -2.12% and the duration was 4.93 years at the period end. The portfolio maintained an average credit rating of AA-.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
California Tax-Free Income Fund	-2.12%	3.77%	3.53%
Barclays Municipal Bond Index	-3.70%	4.52%	4.48%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
U.S. Government Securities Fund	-3.38%	2.27%	3.08%
Barclays GNMA Index	-3.31%	4.71%	4.82%
Barclays Treasury Index	-3.97%	3.82%	4.39%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
U.S. Government Securities Fund	-3.88%	1.76%	2.60%
Barclays GNMA Index	-3.31%	4.71%	4.73%
Barclays Treasury Index	-3.97%	3.82%	4.13%

A SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Since Inception*** (Annualized)
U.S. Government Securities Fund	-3.57%	1.61%
Barclays GNMA Index	-3.31%	3.12%
Barclays Treasury Index	-3.97%	3.10%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.
***	A Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Short-Term U.S. Government Bond Fund	-0.43%	1.09%	1.98%
Barclays 1-3 Yr. Treasury Index	0.14%	1.75%	2.65%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Short-Term U.S. Government Bond Fund	-0.85%	0.60%	1.49%
Barclays 1-3 Yr. Treasury Index	0.14%	1.75%	2.59%

Stock Funds

By definition, the objective for managing the index funds is to match the performance of the funds to their index benchmarks. Each of our index funds tracked their respective benchmarks tightly during this last fiscal year. We measure the index fund performance by using a correlation coefficient. This is a statistical measure that compares daily performance of a fund against its benchmark index. A measure of 1.000 indicates that the performance is perfectly correlated and a measure of -1.000 implies they are negatively correlated. According to Bloomberg, LLC, The S&P MidCap Index Fund, SmallCap Index Fund and S&P 500 Index Fund each had a correlation coefficient of 1.000 for the fiscal year. The Nasdaq-100 Index Fund had a correlation of .998.

The Direct Shares of the S&P SmallCap and MidCap Index Fund out-performed the Direct Shares of the S&P 500 Index Fund for the period by posting gains of 26.14% and 23.39% compared to 18.50% (respectively) during the fiscal year period. Each fund benefited from the continued market recovery experienced during the period. Gains for the three indices peaked at the end of July and then fell as a number of influences negatively impacted the equity markets. Lingering concerns about the European debt crisis, China economic slowdown and US political difficulties continued through most of the fiscal year but were outweighed by earnings gains and improved multiples.

Predicting market momentum and relative performance is a guessing game at best. As such, we strongly encourage shareholders to consider a balanced approach for the portion of their portfolios dedicated to stock funds. By this, we mean owning equal balances of each of the three core index funds (S&P 500, MidCap and SmallCap Funds) to achieve a more diversified equity portfolio. Over the past several years, a balanced portfolio like this has outperformed a total market index such as the Wilshire 5000.

The reason for this is that smaller companies’ market caps represent a very small piece of the massive Wilshire 5000. Therefore, their performance does not factor significantly into the total return. Keep in mind, however, that during periods where large cap stocks out-perform their smaller counterparts, this strategy will result in underperformance. So why balance these three sectors in this way? Two reasons. First, at times we need access to our capital. By employing this method, we maintain a degree of flexibility where we can draw from. As an investor, you can reduce holdings from any of the three holdings based on relative valuations. This can prove handy for a number of reasons. Second, history is on our side in that although more volatile, small cap stocks have returned more to investors over the long haul.

The Nasdaq-100 Index Fund (Direct Shares) finished up 13.46%, versus a benchmark performance of 12.75%. It is important to note that while this index is a popular and widely tracked investment benchmark, it is constructed in a different way than the S&P indices that we track. As of October 2013, Apple Inc. alone made up 12% of the index while the next four largest holdings, Microsoft, Google, Amazon and CSCO combine for an additional 22% of the index, making up over one third of the market capitalization of the index. It provides investors a strong technology exposure as well as the related volatility. The fund was underweight some of its largest components because of diversification requirements, including Apple, which was down 25.02% for the fiscal year. With the aforementioned concentration, the fund out-performed its benchmark despite the operating expenses.

Our European Growth & Income Fund is managed using ADRS for many of the stocks that make up the Dow Stoxx 50, a European large cap Index. The Fund uses the weightings of this benchmark as an approximation for weighting its holdings. The Fund (Direct Shares) was up 15.96% for the year and out-performed its benchmark, which was up 15.24%. This fund generally provides investors a low-cost, efficient tool to diversify internationally. We did not hedge the currency risk during the previous fiscal year and do not plan to do so this year. The Manager does not invest in all members of the benchmark because in some cases ADRs are not available or do not provide sufficient liquidity. It is conceivable that the manager may invest in the foreign stocks directly in the future as the fund grows, international custody becomes more economical or the availability of ADRs is insufficient.

The Equity Income Fund is a value fund that focuses on income as well as potential for capital appreciation. The Direct Shares were up 20.80% for the year. The performance of the fund exceeded the U.S. stock market as measured by the S&P 500 Index by 2.11%. The Direct Shares under-performed the S&P 500 Value Index by 2.11% for the year. The Fund maintained close to 100% exposure to the US equity markets through the end of the fiscal year. We have been generally bullish on US equities as interest rates have been maintained at near zero levels. While economic growth and sales results for US corporations

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

have been softer than we would hope for, corporate profits have maintained upward momentum and have surprised to the upside in each of the last four calendar quarters. Valuations of the stock markets, as measured by Price Earnings ratios, have returned to a more normal level. With increases in earnings and a normalization of multiples (relative to the levels seen during the financial crisis), we have seen strong equity market returns for several years.

We view the low interest rates in the short run as an extremely pro-growth monetary policy. Additionally, valuation multiples remain at the low end of historical averages. However, there is substantial risk to the equity markets when the Fed begins to unwind their interest rate policy. Recently when the markets believed the Fed was going to taper their purchases, interest rates moved rapidly upward, confirming market perceptions that interest rates are being held artificially low. There is uncertainty about what may happen to equity valuations during a rapid rise in rates and one would expect there to be downward pressure on valuations during a period where the Fed is tightening, even if that tightening is only moving the Fed from an extreme to a more normal position. Because of the Fed’s focus on the uncertainty of the recovery and high levels of unemployment, we believe the market is likely to respond positively to the same forces that would cause the Fed to begin the tapering process.

Our view at the time of writing is that while growth will continue to come slowly, corporations will be profitable and US Equities represent an attractive investment opportunity for investors who are comfortable with the associated risks and volatility.

While we cannot predict what the future holds, we can easily make the case that investors who have continued to invest through troubled markets in the past have been rewarded for their tenacity. We encourage you to maintain a diversified portfolio using both stock and bond funds, in a balance that is appropriate for your particular investment objectives.

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P 500 Index Fund	18.50%	7.24%	6.95%
S&P 500 Composite Stock Price Index	18.70%	7.31%	7.12%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P 500 Index Fund	17.95%	6.72%	6.07%
S&P 500 Composite Stock Price Index	18.70%	7.31%	6.74%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P MidCap Index Fund	23.39%	8.92%	9.55%
S&P MidCap 400 Index	23.70%	9.42%	10.10%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P MidCap Index Fund	22.75%	8.37%	8.64%
S&P MidCap 400 Index	23.70%	9.42%	9.71%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
S&P SmallCap Index Fund	26.14%	9.09%	9.70%
S&P SmallCap 600 Index	26.69%	9.50%	10.14%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
S&P SmallCap Index Fund	25.47%	8.56%	8.75%
S&P SmallCap 600 Index	26.69%	9.50%	9.73%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Shelton Core Value Fund	20.80%	8.31%	8.28%
S&P / Citigroup Value Index	23.04%	6.22%	7.06%
S&P 500 Composite Stock Price Index	18.70%	7.31%	7.12%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Shelton Core Value Fund	20.20%	7.80%	7.28%
S&P / Citigroup Value Index	23.04%	6.22%	6.67%
S&P 500 Composite Stock Price Index	18.70%	7.31%	6.74%

A SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Since Inception*** (Annualized)
Shelton Core Value Fund	20.49%	14.13%
S&P / Citigroup Value Index	23.04%	13.91%
S&P 500 Composite Stock Price Index	18.70%	14.67%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.
***	A Share commencement of operations was May 7, 2010.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
European Growth & Income Fund	15.96%	-0.20%	5.68%
Dow Jones STOXX 50 Index (USD)	15.24%	-0.42%	5.98%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
European Growth & Income Fund	15.47%	-0.69%	4.50%
Dow Jones STOXX 50 Index (USD)	15.24%	-0.42%	5.19%

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Ten Year (Annualized)
Nasdaq-100 Index Fund	13.46%	11.48%	9.08%
Nasdaq-100 Index	12.57%	11.51%	9.41%

K SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	One Year	Five Year (Annualized)	Since Inception** (Annualized)
Nasdaq-100 Index Fund	12.95%	10.94%	8.04%
Nasdaq-100 Index	12.57%	11.51%	8.85%

*	Past performance does not predict future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	K Share commencement of operations was October 16, 2003.

Historical Performance and Manager’s Discussion (Unaudited) (Continued)	August 31, 2013

DIRECT SHARES Average Annual Total Returns* for the periods ended 8/31/13
Fund/Benchmark	Since Inception** (Annualized)
Shelton Green Alpha Fund	19.60%
S&P 500 Composite Stock Price Index	8.95%

*	Past performance does not predict future performance.The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
**	Shelton Green Alpha Fund commencement of operations was March 12, 2013.

About Your Fund’s Expenses (Unaudited) August 31, 2013

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load except Class A shares. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$960	$3.56	0.72%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.67	0.72%
California Tax-Free Money Market Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$1,000	$974	$3.68	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$972	$6.16	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
A Shares
Based on Actual Fund Return	$1,000	$973	$4.92	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$1,000	$997	$2.97	0.59%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$3.01	0.59%
K Shares
Based on Actual Fund Return	$1,000	$995	$5.48	1.09%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.55	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$1,000	$1,000	$2.67	0.53%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.70	0.53%
K Shares
Based on Actual Fund Return	$1,000	$1,000	$5.19	1.03%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.24	1.03%

About Your Fund’s Expenses (Unaudited) August 31, 2013 (Continued)

	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period*	Net Annual Expense Ratio
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,088	$1.89	0.36%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$1.84	0.36%
K Shares
Based on Actual Fund Return	$1,000	$1,085	$4.52	0.86%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.38	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,081	$3.04	0.58%
Based on Hypothetical 5% Return before expenses	$1,000	$1,022	$2.96	0.58%
K Shares
Based on Actual Fund Return	$1,000	$1,078	$5.66	1.08%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.50	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,125	$3.96	0.74%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$3.77	0.74%
K Shares
Based on Actual Fund Return	$1,000	$1,123	$6.64	1.24%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$6.31	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,091	$4.64	0.88%
Based on Hypothetical 5% Return before expenses	$1,000	$1,021	$4.48	0.88%
K Shares
Based on Actual Fund Return	$1,000	$1,088	$7.26	1.38%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$7.02	1.38%
A Shares
Based on Actual Fund Return	$1,000	$1,090	$5.90	1.12%
Based on Hypothetical 5% Return before expenses	$1,000	$1,019	$5.70	1.12%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,045	$5.15	1.00%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.09	1.00%
K Shares
Based on Actual Fund Return	$1,000	$1,043	$7.72	1.50%
Based on Hypothetical 5% Return before expenses	$1,000	$1,017	$7.63	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,132	$2.63	0.49%
Based on Hypothetical 5% Return before expenses	$1,000	$1,023	$2.50	0.49%
K Shares
Based on Actual Fund Return	$1,000	$1,129	$5.31	0.99%
Based on Hypothetical 5% Return before expenses	$1,000	$1,020	$5.04	0.99%

	Beginning Account Value March 12, 2013**	Ending Account Value August 31, 2013	Expenses Paid During Period**	Net Annual Expense Ratio
Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$1,000	$1,297	$7.47	1.38%
Based on Hypothetical 5% Return before expenses	$1,000	$1,018	$6.56	1.38%

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

**
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days then divided by 365 (to reflect the period shown of March 12, 2013 (Commencement of Operation) through August 31, 2013.

Top Holdings and Sector Breakdowns (Unaudited)	August 31, 2013

California Tax-Free Income Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (Occidental College); Series 2005A	$3,465,390	3.5%
2	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; Series I-1	3,403,290	3.4%
3	UNIVERSITY OF CALIFORNIA	Limited Project Revenue Bonds; 2007 Series D	3,369,780	3.4%
4	EAST SIDE UNION HIGH SCHOOL DISTRICT	Santa Clara County; Ref-2012 Crossover	3,357,555	3.4%
5	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; Series A	3,282,960	3.3%
6	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK	Refunding Revenue Bonds; Pacific Gas and Electric Company Series 2009D	3,200,000	3.2%
7	NEWPORT BEACH, CITY OF	Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,161,130	3.2%
8	CALIFORNIA, STATE OF	General Obligation Bonds	2,983,050	3.0%
9	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds, Series 2009A	2,603,300	2.6%
10	SANTA CLARA COUNTY FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	2,332,314	2.4%

California Tax-Free Money Market Fund
Security		Description	Market Value	Percentage of Total Investment
1	CALIFORNIA MUNICIPAL FINANCE AUTHORITY	Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	$1,650,000	4.8%
2	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	California Institute of Technology; 2006 Series B	1,600,000	4.7%
3	CALIFORNIA MUNICIPAL FINANCE AUTHORITY	Pollution Control Bonds; Chevron USA Inc.Proj (CA)	1,600,000	4.7%
4	METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA	Water Revenue Bonds, 2000 Authorization; Series B-3	1,575,000	4.6%
5	CALIFORNIA STATE	General Obligation Bonds, Series 2005 B-3	1,400,000	4.1%
6	EASTERN MUNICIPAL WATER DISTRICT	Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,300,000	3.8%
7	SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY	Power Project Revenue Bonds, 2008 Subordinate Refunding Series B	1,300,000	3.8%
8	TRACY, CITY OF	Sycamore 7/03	1,300,000	3.8%
9	ORANGE COUNTY HOUSING AUTHORITY	Lantern Pines PJ-CC	1,260,000	3.7%
10	CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY	Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,200,000	3.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2013

U.S. Government Securities Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	11/15/2018	$4,412,344	14.3%
2	United States Treasury Note	6/30/2017	4,303,397	14.0%
3	United States Treasury Note	5/15/2014	4,252,225	13.8%
4	United States Treasury Note	2/15/2015	4,004,250	13.0%
5	United States Treasury Bond	5/15/2016	3,529,686	11.4%
6	United States Treasury Note	2/28/2018	1,585,782	5.1%
7	United States Treasury Bond	5/15/2038	1,492,969	4.8%
8	United States Treasury Note	2/15/2021	1,417,458	4.6%
9	United States Treasury Note	2/15/2019	1,365,406	4.4%
10	United States Treasury Note	8/15/2020	1,130,293	3.7%

Short-Term U.S. Government Bond Fund
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2016	$1,862,719	21.4%
2	United States Treasury Note	6/15/2014	1,808,824	20.8%
3	United States Treasury Note	6/15/2015	1,800,351	20.7%
4	United States Treasury Note	1/31/2015	1,747,580	20.1%
5	United States Treasury Note	1/31/2014	1,006,895	11.6%
6	Government National Mortgage Association	11/20/2034	174,357	2.0%
7	Government National Mortgage Association	6/20/2034	103,140	1.2%
8	United States Treasury Note	6/30/2016	102,145	1.2%
9	United States Treasury Bill	11/29/2013	99,995	1.1%

The United States Treasury Trust
Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	9/5/2013	$13,899,941	19.3%
2	United States Treasury Bill	9/19/2013	13,599,722	18.9%
3	United States Treasury Bill	10/24/2013	11,999,611	16.7%
4	United States Treasury Bill	11/7/2013	11,499,254	16.0%
5	United States Treasury Bill	9/26/2013	10,599,636	14.7%
6	United States Treasury Bill	10/17/2013	5,599,821	7.8%
7	United States Treasury Bill	11/21/2013	4,699,663	6.5%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2013

S&P 500 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$3,359,184	3.1%
2	Exxon Mobil Corp	2,875,496	2.6%
3	Microsoft Corp	1,854,234	1.7%
4	General Electric Co	1,779,003	1.6%
5	Johnson & Johnson	1,752,913	1.6%
6	Chevron Corp	1,729,857	1.6%
7	Google Inc	1,650,608	1.5%
8	Procter & Gamble Co	1,578,519	1.4%
9	Berkshire Hathaway Class B	1,500,691	1.4%
10	Pfizer Inc	1,493,296	1.4%

S&P MidCap Index Fund
Security		Market Value	Percentage of Total Investment
1	Vertex Pharmaceuticals Inc	$1,823,815	1.2%
2	Green Mtn Coffee	1,183,742	0.8%
3	Ametek Inc	1,164,162	0.8%
4	Alliance Data Sys	1,083,787	0.7%
5	Affiliated Mgrs Grp	1,006,524	0.7%
6	HollyFrontier Corp	1,005,426	0.7%
7	Henry Schein Inc	984,227	0.7%
8	LKQ Corporation	970,300	0.6%
9	Tractor Supply Co	942,004	0.6%
10	Equinix Inc	941,323	0.6%

S&P SmallCap Index Fund
Security		Market Value	Percentage of Total Investment
1	United States T-Bill 10/31/2013, DN	$1,999,849	4.4%
2	United States T-Bill 12/19/2013, DN	399,967	0.9%
3	United States T-Bill 01/23/2014, DN	299,959	0.7%
4	Gulfport Energy Corp	293,879	0.6%
5	Questcor Pharmaceuticals Inc	288,191	0.6%
6	Cubist Pharmaceuticals Inc	287,971	0.6%
7	Hain Celestial Group	279,524	0.6%
8	Brunswick Corp	237,903	0.5%
9	AO Smith Corp	232,284	0.5%
10	Toro Co	231,730	0.5%

Shelton Core Value Fund
Security		Market Value	Percentage of Total Investment
1	Chevron Corp	$6,807,185	3.8%
2	JPMorgan Chase & Co	5,568,305	3.1%
3	Apple Inc	5,454,960	3.1%
4	Goldman Sachs Group	4,221,608	2.4%
5	Exxon Mobil Corp	4,090,942	2.3%
6	Celgene Corp	3,910,341	2.2%
7	PPG Industries Inc	3,795,903	2.1%
8	Johnson & Johnson	3,784,758	2.1%
9	Procter & Gamble Co	3,706,006	2.1%
10	Wells Fargo & Co	3,610,480	2.0%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	August 31, 2013

European Growth & Income Fund
Security		Market Value	Percentage of Total Investment
1	Siemens AG	$874,228	6.7%
2	Nestle SA	812,365	6.2%
3	Novartis AG	785,046	6.0%
4	Vodafone Group PLC	751,588	5.8%
5	HSBC Holdings PLC	606,237	4.7%
6	Roche Holding AG	599,688	4.6%
7	Royal Dutch Shell PLC	466,340	3.6%
8	Total SA	456,750	3.5%
9	Anheuser-Busch InBev NV	438,745	3.4%
10	Brit American Tobacco PLC	416,437	3.2%

Nasdaq-100 Index Fund
Security		Market Value	Percentage of Total Investment
1	Apple Inc	$7,304,776	11.5%
2	Microsoft Corp	4,282,281	6.7%
3	Google Inc	3,401,997	5.4%
4	Amazon.Com Inc	2,352,365	3.7%
5	Cisco Systems Inc	2,292,305	3.6%
6	Qualcomm Inc	2,125,268	3.3%
7	Intel Corp	2,018,951	3.2%
8	Gilead Sciences Inc	1,720,769	2.7%
9	Comcast Corp	1,672,278	2.6%
10	Amgen Inc	1,537,579	2.4%

Shelton Green Alpha Fund
Security		Market Value	Percentage of Total Investment
1	First Solar Inc	$157,896	4.1%
2	Google Inc	143,973	3.7%
3	American Water Works Co Inc	141,938	3.7%
4	Badger Meter Inc	136,637	3.5%
5	Canadian Solar Inc	135,158	3.5%
6	Johnson Controls Inc	133,019	3.5%
7	United Natural Foods Inc	132,719	3.4%
8	Tesla Motors Inc	124,891	3.4%
9	Veolia Environment SA	122,589	3.2%
10	Pentair Ltd	116,133	3.0%

California Tax-Free Income Fund	Portfolio of Investments	8/31/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LONG-TERM SECURITIES (90.12%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$555,140
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,014,440
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,403,290
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Revenue Bonds, Series 2010L	1,000,000	5.000%	5/1/2019	1,165,880
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,465,390
Revenue Bonds, Series 2009A	2,500,000	5.250%	10/1/2038	2,603,300
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	1,480,000	5.500%	10/1/2014	1,522,269
CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,023,600
General Obligation Bonds; 2005	1,000,000	5.000%	5/1/2027	1,046,020
Variable Purpose	3,000,000	5.000%	4/1/2038	2,983,050
2013-14 Revenue Anticipation Notes; Series A-2	875,000	2.000%	6/23/2014	887,653
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Revenue Bonds, Series 2012A	1,100,000	4.000%	11/1/2030	1,005,037
CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,071,780
EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,357,555
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	1,024,820
LOS ANGELES, CITY OF
General Obligation Refunding Bonds	2,000,000	5.000%	9/1/2021	2,318,140
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	2,000,000	5.000%	12/1/2027	2,068,120
LOS ANGELES DEPARTMENT OF WATER AND POWER
Revenue bonds, 2011 Series A	1,500,000	5.000%	7/1/2018	1,739,865
Revenue Bonds, 2012 Series A	1,985,000	5.000%	7/1/2037	2,024,660
Revenue bonds, 2013 Series A	500,000	5.000%	7/1/2017	572,750
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, Series 2012-A	1,000,000	5.000%	7/1/2021	1,166,840
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,726,275
LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,151,260
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,024,080
Water System Revenue Bonds; 2005 Series A	2,000,000	5.000%	3/1/2016	2,131,580
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election of 2002 Series B	500,000	5.000%	7/1/2020	580,480
NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,161,130
NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,056,300
OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	380,000	5.500%	2/1/2014	384,336
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,000,000	5.000%	8/1/2018	1,150,720
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2012	1,380,000	4.000%	9/1/2020	1,522,775
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,282,960
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,024,550
ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	971,010

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	$2,000,000	5.000%	12/1/2036	$1,879,480
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,787,452
SAN FRANCISCO, CITY AND COUNTY
General Obligation Refunding Bonds Series 2011-R1	1,550,000	5.000%	6/15/2016	1,733,613
SAN FRANCISCO, CITY AND COUNTY, SAN FRANCISCO INTERNATIONAL AIRPORT
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	575,685
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Revenue bonds, 2013 Series A	700,000	4.000%	10/1/2021	758,023
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,617,595
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	1,981,220
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,770,405
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,332,314
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	989,150
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,305,220
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Prerefunded Election 2002- SER (CA)	780,000	5.000%	8/1/2027	848,819
Unrefunded Balance- Election(CA)	220,000	5.000%	8/1/2027	231,378
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project, Revenue Bonds, 2010-1	1,000,000	5.000%	7/1/2023	1,112,440
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds, Series 2010A	1,205,000	4.000%	6/1/2020	1,310,450
UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,369,780
VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	673,792
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,074,160
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,506,377
YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,288,492

Total Long-Term Securities (Cost $89,671,297)				90,332,900

VARIABLE RATE DEMAND NOTES* (8.78%)

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
Pacific Gas and Electric Company Refunding Revenue Bonds	600,000	0.030%	9/3/2013	600,000
Refunding Revenue Bonds; Pacific Gas and Electric Company Series 2009D	3,200,000	0.020%	9/3/2013	3,200,000
CALIFORNIA MUNICIPAL FINANCING AUTHORITY
Recovery Zone Facility Bonds	2,000,000	0.030%	9/3/2013	2,000,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Refunding Bonds; 2011 Series A-2	1,000,000	0.200%	9/5/2013	998,260
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds	2,000,000	0.050%	9/5/2013	2,000,000

Total Variable Rate Demand Notes (Cost $8,800,000)				8,798,260

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Value (Note 1)
Total Investments (Cost $98,471,267) (a) (98.90%)	$99,131,160
Other Net Assets (1.10%)	1,102,045
Net Assets (100.00%)	$100,233,205

(a) Aggregate cost for federal income tax purposes is $98,286,324. At August 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,006,686
Unrealized depreciation	(2,161,850)
Net unrealized appreciation	$844,836

* Stated maturity reflects next reset date.

California Tax-Free Money Market Fund	Portfolio of Investments	8/31/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
TAX AND REVENUE ANTICIPATION NOTES (5.89%)

LOS ANGELES, COUNTY OF
Tax and Revenue Anticipation Notes; Series A	$1,000,000	0.020%	2/28/2014	$1,008,987
SANTA BARBARA, COUNTY OF
Tax and Revenue Anticipation Notes, Series A	1,000,000	0.020%	6/30/2014	1,015,035

Total Tax & Revenue Anticipation Notes (Cost $2,024,022)				2,024,022

VARIABLE RATE DEMAND NOTES* (93.87%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds, 2008 Series E-1	1,000,000	0.000%	9/5/2013	1,000,000
San Francisco Bay Area Toll Bridge Revenue Bonds, 2007 Series D-2	300,000	0.001%	9/5/2013	300,000
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,600,000	0.001%	9/5/2013	1,600,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Variable Rate Revenue Bonds; Series 2008F	600,000	0.000%	9/4/2013	600,000
Variable Rate Health Facility Revenue Bonds; 2005 Series H	700,000	0.000%	9/4/2013	700,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 B	700,000	0.000%	9/3/2013	700,000
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 D	900,000	0.000%	9/3/2013	900,000
CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,650,000	0.000%	9/3/2013	1,650,000
Pollution Control Bonds; Chevron USA Inc.Proj (CA)	1,600,000	0.000%	9/3/2013	1,600,000
CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,200,000	0.000%	9/3/2013	1,200,000
CALIFORNIA STATE
General Obligation Bonds, Series 2005 B-3	1,400,000	0.000%	9/4/2013	1,400,000
General Obligation Bonds, Series 2005 B-7	200,000	0.001%	9/3/2013	200,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008A	600,000	0.000%	9/3/2013	600,000
John Muir Health Revenue Bonds; Series 2008C	750,000	0.000%	9/3/2013	750,000
CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,100,000	0.000%	9/4/2013	1,100,000
EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,300,000	0.000%	9/4/2013	1,300,000
IRVINE IMPROVEMENT BOND ACT 1915
Limited Obligation Improvement Bonds; Series B	800,000	0.000%	9/3/2013	800,000
Limited Obligation Improvement Bonds	600,000	0.000%	9/3/2013	600,000
IRVINE RANCH WATER DISTRICT
General Obligations Bonds; Consolidated Series 1993	700,000	0.000%	9/3/2013	700,000

See accompanying notes to financial statements.

California Tax-Free Money Market Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; 2002 Series A-7	$200,000	0.000%	9/5/2013	$200,000
Water System; Subseries B-3	1,100,000	0.000%	9/5/2013	1,100,000
Water System; Subseries B-2	400,000	0.001%	9/3/2013	400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,575,000	0.000%	9/3/2013	1,575,000
ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.001%	9/4/2013	1,260,000
RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	1,000,000	0.001%	9/5/2013	1,000,000
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Subordinated Electric Revenue Bonds, Series 2012 M	800,000	0.000%	9/5/2013	800,000
SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	1,015,000	0.001%	9/5/2013	1,015,000
SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
Second Series Revenue Refunding Bonds; Issue 36 C	1,000,000	0.001%	9/4/2013	1,000,000
SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	800,000	0.000%	9/4/2013	800,000
SANTA CLARA, COUNTY OF
Variable Rate Revenue Bonds, Series 2009A	300,000	0.001%	9/4/2013	300,000
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
Tax Revenue Refunding Bonds, 2000 Measure A; 2000 Series B	700,000	0.001%	9/5/2013	700,000
Sales Tax Revenue Refunding Bonds, 2000 Measure A	600,000	0.001%	9/5/2013	600,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Power Project Revenue Bonds, 2008 Subordinate Refunding Series B	1,300,000	0.000%	9/4/2013	1,300,000
TRACY, CITY OF
Sycamore 7/03	1,300,000	0.001%	9/5/2013	1,300,000
WESTERN MUNICIPAL WATER DISTRICT FACILITIES AUTHORITY
Water Revenue Bonds, Series 2012A	1,200,000	0.000%	9/5/2013	1,200,000

Total Variable Rate Demand Notes (Cost $32,250,000)				32,250,000

Total Investments (Cost $34,274,022) (a) (99.76%)				34,274,022
Other Net Assets (0.24%)				83,325
Net Assets (100.00%)				$34,357,347

(a) Aggregate cost for federal income tax purposes is $34,274,022.

* Stated maturity reflects next reset date.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments	8/31/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (7.52%)
	$2,524	6.000%	4/15/2014	$2,584
	6,739	6.000%	4/15/2014	6,899
	4,067	6.000%	4/15/2016	4,360
	24,041	6.500%	4/15/2016	25,932
	31,313	6.000%	5/15/2016	33,572
	280,557	5.000%	7/15/2020	300,573
	5,704	10.000%	9/15/2018	5,959
	115,396	5.500%	1/15/2025	125,765
	262,299	6.000%	1/15/2026	292,951
	682,872	5.500%	4/15/2036	743,014
	430,899	5.000%	3/15/2038	465,611
	311,615	6.000%	6/15/2038	343,006
Total Government National Mortgage Association (Cost $2,153,902)				2,350,226

United States Treasury Bills DN (b) (0.32%)
	100,000	0.000%	9/26/2013	99,999
Total United States Treasury Bills (Cost $99,999)				99,999

United States Treasury Bonds (16.07%)
	3,000,000	7.250%	5/15/2016	3,529,686
	1,300,000	4.500%	5/15/2038	1,492,969
Total United States Treasury Bonds (Cost $4,762,890)				5,022,655

United States Treasury Notes (74.78%)
	3,800,000	4.000%	2/15/2015	4,004,250
	1,300,000	3.625%	2/15/2021	1,417,458
	1,500,000	2.750%	2/28/2018	1,585,782
	4,119,000	4.750%	5/15/2014	4,252,225
	4,100,000	2.500%	6/30/2017	4,303,397
	1,100,000	2.625%	8/15/2020	1,130,293
	900,000	2.750%	10/31/2013	903,832
	4,000,000	3.750%	11/15/2018	4,412,344
	1,300,000	2.750%	2/15/2019	1,365,406
Total United States Treasury Notes (Cost $22,902,854)				23,374,987

Total Investments (Cost $29,919,645) (a) (98.69%)				30,847,867
Other Net Assets (1.31%)				408,126
Net Assets (100.00%)				$31,255,993

(a) Aggregate cost for federal income tax purposes is $29,919,645.

(b) Discount Note. Yield to maturity is 0.01%. At August 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$1,153,137
Unrealized depreciation				(224,915)
Net unrealized appreciation				$928,222

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments	8/31/2013

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (3.18%)
	$167,759	1.625%	11/20/2034	$174,356
	99,054	2.125%	6/20/2034	103,140
Total Government National Mortgage Association (Cost $268,414)				277,496

United States Treasury Bills DN (b) (1.15%)
	100,000	0.000%	11/29/2013	99,995
Total United States Treasury Bills (Cost $99,995)				99,995

United States Treasury Notes (95.55%)
	1,000,000	1.750%	1/31/2014	1,006,895
	1,700,000	2.250%	1/31/2015	1,747,580
	1,800,000	2.000%	1/31/2016	1,862,718
	100,000	1.500%	6/30/2016	102,145
	1,800,000	0.750%	6/15/2014	1,808,824
	1,800,000	0.375%	6/15/2015	1,800,351
Total United States Treasury Notes (Cost $8,325,572)				8,328,513

Total Investments (Cost $8,693,981) (a) (99.88%)				8,706,004
Other Net Assets (0.12%)				10,707
Net Assets (100.00%)				$8,716,711

(a) Aggregate cost for federal income tax purposes is $8,693,981.

(b) Discount Note. Yield to maturity is between 0.02% At August 31, 2013, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$18,092
Unrealized depreciation				(6,069)
Net unrealized appreciation				$12,023

The United States Treasury Trust	Portfolio of Investments	8/31/2013

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills DN (b) (98.99%)
	$13,600,000	9/19/2013	$13,599,722
	5,600,000	10/17/2013	5,599,821
	13,900,000	9/5/2013	13,899,941
	10,600,000	9/26/2013	10,599,637
	12,000,000	10/24/2013	11,999,611
	11,500,000	11/7/2013	11,499,254
	4,700,000	11/21/2013	4,699,663
Total United States Treasury Bills DN (Cost $71,897,649)			71,897,649

Total Investments (Cost $71,897,649) (a) (98.99%)			71,897,649
Other Net Assets (1.01%)			731,554
Net Assets (100.00%)			$72,629,203

(a) Aggregate cost for federal income tax purposes is $71,897,649.

(b) Discount Note. Yield to maturity is between 0.02% - 0.05%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (96.65%)

Basic Materials (3.10%)
Air Products & Chem.	1,615	$164,956
Airgas Inc	499	50,723
Alcoa Inc	7,435	57,250
Allegheny Tech.	854	22,810
CF Industries Hldgs	475	90,412
Cliffs Natural Res.	999	20,849
Dow Chemical Co/The	8,728	326,427
Eastman Chemical Co	1,048	79,648
Ecolab Inc	1,937	176,945
EI Du Pont de Nemour	6,896	390,452
FMC Corp	1,102	73,404
Freeport-McMoRan	6,887	208,125
International Flavor	683	53,964
International Paper	3,175	149,892
LyondellBasell Ind. CL A	2,496	175,094
MeadWestvaco Corp	1,277	45,780
Monsanto Co	3,890	380,792
Newmont Mining Corp	3,766	119,646
Nucor Corp	2,404	109,358
PPG Industries Inc	1,051	164,177
Praxair Inc	2,168	254,523
Sherwin-Williams Co	628	108,267
Sigma-Aldrich Corp	928	76,532
The Mosiac Company	2,068	86,132
United States Steel	1,093	19,565
Vulcan Materials Co	956	45,697
Total Basic Materials		3,451,420

Communications (10.82%)
Amazon.Com Inc*	2,600	730,548
AT&T Inc	40,436	1,367,949
Cablevision Systems	1,680	29,786
CBS Corp Class B	4,379	223,767
Centurylink Inc	4,581	151,723
Cisco Systems Inc	39,132	912,167
Comcast Corp	19,592	824,627
Corning Inc	11,057	155,240
Crown Castle Intl Co*	2,156	149,670
DIRECTV*	4,220	245,520
Discovery Comm. Series A*	1,878	145,564
eBay Inc*	8,321	415,967
Expedia Inc	689	32,218
F5 Networks Inc*	602	50,195
Frontier Comm	8,240	35,679
Gannett Co Inc	1,702	41,001
Google Inc*	1,949	1,650,607
Harris Corp	833	47,173
Interpublic Group Co	3,241	50,949
JDS Uniphase Corp*	1,800	23,094
Juniper Networks Inc*	3,874	73,219
McGraw Hill Financ.	2,019	117,849
Motorola Solutions	2,139	119,805
NetFlix Inc*	413	117,255
News Corp New-CL A-W/I*	3,745	58,797
Omnicom Group	1,982	120,208
Priceline.com Inc*	361	338,809
Scripps Networks Class A	635	46,692
Sprint Corp*	5,930	39,790
Symantec Corp	5,172	132,455
Time Warner Cable	2,282	244,973
Time Warner Inc	7,045	426,434
TripAdvisor Inc.*	850	$62,875
Twenty-First Century Class A	14,980	469,323
VeriSign Inc*	1,159	55,620
Verizon Comm.	20,602	976,123
Viacom Inc (New)	3,483	277,107
Walt Disney Co	13,185	802,044
Washington Post	47	26,508
Windstream Corp. Group	4,013	32,385
Yahoo! Inc*	7,670	208,010
Total Communications		12,029,725

Consumer, Cyclical (9.36%)
Abercrombie & Fitch	700	24,717
Autonation Inc*	284	13,274
Autozone Inc*	275	115,484
Bed Bath & Beyond*	1,720	126,833
Best Buy Co Inc	1,956	70,416
BorgWarner Inc	832	80,355
Carmax Inc*	1,689	80,329
Carnival Corp	3,334	120,324
Chipotle Mexican*	234	95,512
Cintas Corp	801	38,256
Coach Inc	2,156	113,858
Costco Wholesale	3,160	353,509
CVS/Caremark Corp	9,065	526,222
Darden Restaurants	933	43,114
Delphi Automotive	2,173	119,558
Dollar General Corp*	1,932	104,270
Dollar Tree Inc.*	1,728	91,066
DR Horton Inc	2,043	36,468
Family Dollar Stores	713	50,758
Fastenal Co	2,014	88,596
Ford Motor Co	27,615	447,086
Fossil Group Inc.*	377	43,785
Gamestop Corp Class A	908	45,591
Gap Inc/The	2,194	88,725
General Motors Co.*	5,632	191,939
Genuine Parts Co	1,170	90,102
Goodyear Tire & Rubb*	1,847	37,162
Harley-Davidson Inc	1,765	105,865
Harman International	529	33,867
Hasbro Inc	950	43,301
Home Depot Inc	11,091	826,168
Intl Game Tech	2,266	42,805
JC Penney Co Inc Hld*	1,066	13,304
Johnson Controls Inc	5,136	208,162
Kohl's Corp	1,587	81,429
L Brands Inc	1,787	102,502
Lennar Corp	1,300	41,353
Lowe's Cos Inc	8,392	384,521
Macy's Inc.	2,961	131,557
Marriott Intl Class A	1,935	77,381
Mattel Inc	2,508	101,574
McDonald's Corp	7,400	698,263
Newell Rubbermaid	2,365	59,835
Nike Inc CL B	5,334	335,082
Nordstrom Inc	1,123	62,585
O'Reilly Automotive*	874	107,249
Paccar Inc	2,601	139,440
Petsmart Inc	796	56,062
PulteGroup Inc	2,804	43,154
PVH Corp.	574	73,903
Ralph Lauren Corp	449	74,269
Ross Stores Inc	1,661	111,719
Southwest Airlines	5,662	$72,530
Staples Inc	5,524	76,839
Starbucks Corp	5,474	386,026
Starwood Hotels	1,427	91,242
Target Corp	4,818	305,028
Tiffany & Co	950	73,255
TJX Cos Inc	5,416	285,532
Urban Outfitters Inc*	803	33,670
VF Corp	647	121,125
Walgreen Co	6,346	305,052
Wal-Mart Stores Inc	12,426	906,848
Whirlpool Corp	570	73,331
WW Grainger Inc	441	109,081
Wyndham Worldwide	1,139	67,611
Wynn Resorts Ltd	526	74,187
Yum! Brands Inc	3,354	234,847
Total Consumer, Cyclical		10,408,863

Consumer, Non-Cyclical (21.39%)
Abbott Laboratories	11,424	380,762
AbbVie Inc.	11,424	486,777
Actavis Inc.*	836	113,010
Aetna Inc	2,841	180,091
Alexion Pharma Inc.*	1,383	149,032
Allergan Inc	2,212	195,497
Altria Group Inc	14,863	503,558
AmerisourceBergen Co	1,851	105,359
Amgen Inc	5,671	617,799
Apollo Group Inc*	980	18,199
Archer-Daniels	4,902	172,599
Automatic Data	3,564	253,614
Avery Dennison Corp	891	38,099
Avon Products Inc	3,259	64,430
Baxter International	4,026	280,049
Beam, Inc.	1,241	77,749
Becton Dickinson&Co.	1,468	142,954
Biogen Idec Inc*	1,739	370,442
Boston Scientific Co*	11,526	121,945
Bristol-Myers Squibb	12,265	511,328
Brown-Forman Corp Class B	1,081	72,416
Campbell Soup Co	1,449	62,568
Cardinal Health Inc	2,511	126,253
CareFusion Corp.*	1,546	55,424
Celgene Corp.*	3,188	446,256
Cigna Corp	2,081	163,754
Clorox Co	943	77,986
Coca-Cola Co/The	28,487	1,087,634
Coca-Cola Enterprise	2,036	76,146
Colgate-Palmolive Co	6,558	378,856
ConAgra Foods Inc	2,987	101,020
Constellation Brands*	1,083	58,753
Covidien PLC	3,532	209,801
CR Bard Inc	610	70,071
DaVita HealthCare*	612	65,796
Dentsply Intl.	1,160	48,708
Dr Pepper Snapple	1,620	72,511
Edwards Lifesciences*	858	60,386
Eli Lilly & Co	7,419	381,337
Equifax Inc	870	51,408
Estee Lauder Co	1,800	117,648
Express Scripts Hldg*	5,973	381,555
Forest Laboratories*	1,720	73,152
General Mills Inc	4,683	230,966
Gilead Sciences Inc*	11,004	663,211

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
H&R Block Inc	1,994	$55,653
Hershey Co/The	1,114	102,432
Hormel Foods Corp	1,064	44,082
Hospira Inc*	1,350	52,691
Humana Inc	1,191	109,667
Intuitive Surgical*	285	110,158
Iron Mountain Inc.	1,243	32,069
JM Smucker Co/The	823	87,353
Johnson & Johnson	20,286	1,752,912
Kellogg Co	1,816	110,249
Kimberly-Clark Corp	2,926	273,522
Kraft Foods Group	4,282	221,679
Kroger Co/The	4,007	146,656
Lab. Corp Of America*	705	67,483
Life Technologies*	1,360	101,198
Lorillard, Inc.	2,883	121,951
Mallinckrodt PLC*	441	19,250
Mastercard Inc Class A	772	467,894
McCormick & Co Inc	975	65,959
McKesson Corp	1,736	210,768
Mead Johnson Nutr.	1,560	117,047
Medtronic Inc	7,560	391,230
Merck & Co Inc	22,116	1,045,866
Molson Coors Brewing DL	1,200	58,548
Mondelez Int'l Inc.	12,847	394,017
Monster Beverage Co*	1,129	64,793
Moody's Corp	1,498	95,213
Mylan Inc*	3,101	109,589
Patterson Cos Inc	758	30,229
Paychex Inc	2,454	94,921
PepsiCo Inc	11,411	909,799
Perrigo Co	677	82,289
Pfizer Inc	52,935	1,493,296
Philip Morris Intl.	12,281	1,024,727
Procter & Gamble Co	20,266	1,578,519
Quanta Services Inc*	1,601	41,850
Quest Diagnostics	1,168	68,468
Regeneron Pharma.*	562	136,178
Reynolds American	2,525	120,266
Robert Half Intl	1,032	36,399
Safeway Inc	1,746	45,221
SAIC, Inc	2,336	35,204
St Jude Medical Inc	2,310	116,447
Stryker Corp	2,155	144,148
Sysco Corp	4,516	144,602
Tenet Healthcare*	766	29,912
The ADT Corporation	1,732	68,986
Total System Service	1,190	32,927
Tyson Foods Inc	2,328	67,396
UnitedHealth Group	7,592	544,650
Varian Medical Sys.*	875	61,644
WellPoint Inc (New)	2,432	207,060
Western Union Co	4,688	82,181
Whitewave Foods Co Class A*	351	6,711
Whitewave Foods Co Class B*	500	9,475
Whole Foods Market	2,358	124,385
Zimmer Holdings Inc	1,338	105,822
Total Consumer, Non-Cyclical		23,790,550

Diversified (0.03%)
Leucadia National Co	1,447	36,074
Total Diversified		36,074

Energy (10.33%)
Anadarko Petroleum	3,750	$342,825
Apache Corp	2,792	239,219
Baker Hughes Inc	3,384	157,322
Cabot Oil & Gas Corp	3,164	123,807
Cameron Inter. Corp.*	1,865	105,913
Chesapeake Energy Co	3,818	98,543
Chevron Corp	14,364	1,729,857
ConocoPhillips	8,936	592,457
Consol Energy Inc	1,500	46,845
Denbury Resources*	2,835	49,017
Devon Energy Corp	2,767	157,968
Diamond Offshore	576	36,881
Ensco PLC Class A	1,707	94,841
EOG Resources Inc	1,925	302,321
EQT Corp.	1,085	93,006
Exxon Mobil Corp	32,991	2,875,495
FMC Technologies Inc*	1,793	96,159
Halliburton Co	6,883	330,384
Helmerich & Payne	805	50,747
Hess Corp	2,293	171,631
Kinder Morgan Inc	4,655	176,564
Marathon Oil Corp	5,187	178,588
Marathon Petroleum	2,489	180,477
Murphy Oil Corp	1,357	91,489
Nabors Industries	2,404	37,022
National-Oilwell Inc	3,192	237,166
Newfield Exploration*	988	23,534
Noble Corporation	1,885	70,122
Noble Energy Inc	2,616	160,701
Occidental Petroleum	5,892	519,733
Oneok Inc	1,546	79,526
Peabody Energy Corp	2,200	37,840
Phillips 66	4,612	263,345
Pioneer Natural Res.	880	153,974
QEP Resources Inc.	1,500	40,980
Range Resources Corp	1,202	90,126
Rowan Companies plc*	921	32,622
Schlumberger Ltd	9,690	784,309
Sears Canada Inc.	191	2,120
Southwestern Energy*	2,561	97,830
Spectra Energy Corp.	4,856	160,782
Tesoro Corp	1,028	47,381
Valero Energy Corp	4,032	143,257
Williams Cos Inc	4,450	161,268
WPX Energy Inc.*	1,483	27,673
Total Energy		11,493,667

Financial (16.04%)
ACE Ltd	2,500	219,300
Aflac Inc	3,445	199,087
Allstate Corp/The	3,620	173,470
American Express Co	7,257	521,851
American Int'l Group*	10,870	505,020
American Tower Corp	2,860	198,741
Ameriprise Financial	1,612	138,874
AON PLC	2,362	156,790
Apartment Investment REIT	1,070	29,457
Assurant Inc	596	31,612
AvalonBay Community REIT	686	84,995
Bank of America Corp	77,978	1,101,049
Bank of NY Mellon	8,692	258,500
BB&T Corp	5,247	178,188
Berkshire Hathaway Class B*	13,493	1,500,692
BlackRock, Inc.	941	$244,961
Boston Properties REIT	1,078	110,495
Capital One Finl.	4,021	259,556
CBRE Group Inc*	2,058	45,008
Charles Schwab Corp	7,272	151,839
Chubb Corp	1,969	163,762
Cincinnati Financial	1,179	53,857
Citigroup Inc	21,278	1,028,366
CME Group Inc.	2,250	159,998
Comerica Inc	1,331	54,358
Discover Financial	3,788	178,983
E*Trade Financial Co*	1,181	16,581
Equity Residential REIT	2,164	112,290
Fifth Third Bancorp	6,069	111,002
First Horizon Nation	1,791	19,808
Franklin Resources	3,105	143,327
Genworth Financial*	3,728	43,990
Goldman Sachs Group	3,315	504,311
Hartford Financial	2,922	86,491
HCP Inc REIT	3,020	123,005
Health Care REIT Inc REIT	1,873	115,077
Host Hotels & Resort REIT	5,173	88,096
Hudson City Bancorp	3,497	32,137
Huntington Bancshare	5,456	44,957
Intercontinental Ex.*	535	96,166
Invesco Ltd.	3,410	103,528
JPMorgan Chase & Co	27,735	1,401,450
Keycorp	6,704	78,236
Kimco Realty Corp REIT	2,994	59,970
Legg Mason Inc	884	28,748
Lincoln National	2,305	96,902
Loews Corp	2,394	106,437
M&T Bank Corp	918	104,046
Marsh & McLennan Cos	4,025	165,951
Metlife Inc	7,704	355,848
Morgan Stanley	10,374	267,234
Northern Trust Corp	1,610	88,341
NYSE Euronext	1,810	75,658
People's United Fin.	2,887	41,053
Plum Creek Timber Co	1,188	52,640
PNC Financial Svs.	3,945	285,105
Principal Financial	2,041	83,518
Progressive Corp/The	4,123	103,364
Prologis Inc. REIT	3,315	116,821
Prudential Financial	3,541	265,150
Public Storage REIT	1,035	158,013
Regions Financial Co	9,066	85,220
Simon Property Group	2,175	316,745
SLM Corp	3,621	86,868
State Street Corp	3,525	235,188
SunTrust Banks Inc	3,809	121,964
T. Rowe Price Group	1,965	137,825
The Macerich Co REIT	1,011	56,899
The Nasdaq OMX Group	1,127	33,652
Torchmark Corp	784	54,010
Travelers Cos Inc.	2,855	228,115
Unum Group	2,266	66,915
US Bancorp	13,884	501,629
Ventas Inc	2,081	129,563
Visa Inc. Class A	3,845	670,645
Vornado Realty Trust	1,244	101,137
Wells Fargo & Co	36,145	1,484,837
Weyerhaeuser Co	3,870	105,961
XL Group PLC	2,249	66,480

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Zions Bancorporation	1,054	$29,480
Total Financial		17,837,193

Industrial (10.24%)
3M Co	4,679	531,441
Agilent Technologies	2,633	122,803
Amphenol Corp Class A	1,186	89,863
Ball Corp	1,134	50,372
Bemis Co	906	36,050
Boeing Co	4,978	517,314
Caterpillar Inc	4,752	392,230
CH Robinson WW	1,280	72,794
CSX Corp	7,645	188,143
Cummins Inc	1,302	160,406
Danaher Corp	4,166	272,956
Deere & Co	2,919	244,145
Dover Corp	1,334	113,457
Eaton Corp PLC	3,484	220,607
Emerson Electric Co	5,336	322,134
Expeditors Intl.	1,549	62,827
FedEx Corp	2,148	230,609
Flir Systems Inc	1,158	36,222
Flowserve Corp	1,128	62,931
Fluor Corp	1,298	82,332
Garmin Ltd	806	32,861
General Dynamics	2,440	203,130
General Electric Co	76,880	1,779,002
Honeywell Intl.	5,633	448,218
Illinois Tool Works	3,173	226,774
Ingersoll-Rand Co	2,109	124,726
Jabil Circuit Inc	1,699	38,771
Jacobs Engineering*	1,000	58,280
Joy Global Inc	784	38,510
Kansas City Southern	811	85,496
L-3 Communications	719	64,947
Leggett & Platt Inc	1,017	29,412
Lockheed Martin Corp	1,981	242,514
Masco Corp	2,627	49,703
Molex Inc	1,013	29,397
Norfolk Southern	2,398	173,040
Northrop Grumman	1,818	167,747
Owens-Illinois Inc*	1,395	39,604
Pall Corp	838	57,939
Parker Hannifin Corp	1,096	109,545
Pentair Ltd.	1,542	92,690
PerkinElmer Inc	1,021	36,725
Precision Castparts	1,073	226,661
Raytheon Co	2,443	184,227
Republic Services	2,203	71,620
Rockwell Automation	1,085	105,495
Rockwell Collins Inc	1,079	76,361
Roper Industries Inc	694	85,848
Ryder System Inc	477	26,526
Sealed Air Corp	1,582	44,929
Snap-On Inc	424	39,686
Stanley Black & Deck	1,237	105,467
Stericycle Inc*	642	72,264
TE Connectivity Ltd	3,236	158,564
Textron Inc	2,069	55,739
Thermo Fisher Scient	2,658	236,110
Tyco International	3,464	114,451
Union Pacific Corp	3,488	535,548
United Parcel Svs.	5,289	$452,633
United Technologies	6,172	617,816
Waste Management Inc	3,352	135,555
Waters Corp*	682	67,416
Xylem Inc	1,498	37,120
Total Industrial		11,388,703

Technology (12.36%)
Accenture PLC	4,670	337,408
Adobe Systems Inc*	3,587	164,105
Advanced Micro Devic*	4,487	14,672
Akamai Technologies*	1,400	64,372
Altera Corp	2,432	85,533
Analog Devices Inc	2,227	103,066
Apple Inc.	6,897	3,359,185
Applied Materials	9,105	136,666
Autodesk Inc*	1,669	61,336
BMC Software Inc*	1,079	49,634
Broadcom Corp	3,543	89,496
CA Inc	2,646	77,396
Cerner Corp*	2,120	97,647
Citrix Systems Inc*	1,348	95,398
Cognizant Technology*	2,204	161,553
Computer Sciences Co	1,256	62,988
Dell Inc	10,721	147,628
Dun & Bradstreet	396	39,394
Electronic Arts Inc*	2,629	70,037
EMC Corp	14,917	384,560
Fidelity National	1,851	82,295
First Solar, Inc.*	370	13,586
Fiserv Inc*	1,057	101,757
Hewlett-Packard Co	14,359	320,780
Intel Corp	36,299	797,852
Intl Bus Machines	7,714	1,406,032
Intuit Inc	2,031	129,029
Kla-Tencor Corp	1,304	71,916
Lam Research Corp*	1,341	62,584
Linear Technology Co	1,694	64,931
LSI Corp.	4,118	30,514
Microchip Technology	1,401	54,373
Micron Technology*	6,485	88,001
Microsoft Corp	55,516	1,854,235
NetApp, Inc.	2,586	107,422
Nvidia Corp	4,572	67,437
Oracle Corp	27,191	866,306
Pitney Bowes Inc	1,820	29,702
Qualcomm Inc	12,533	830,688
Red Hat Inc*	1,433	72,395
SALESFORCE.COM*	3,760	184,729
Sandisk Corp	1,741	96,068
Seagate Technology	2,601	99,670
Teradata Corp.*	1,256	73,551
Teradyne Inc*	1,380	21,183
Texas Instruments	8,319	317,786
Western Digital	1,637	101,494
Xerox Corp	10,310	102,894
Xilinx Inc	2,112	91,703
Total Technology		13,742,987

Utilities (2.98%)
AES Corp/The	4,674	$59,407
AGL Resources Inc	850	37,358
Ameren Corp	1,808	61,128
American Electric	3,645	156,006
Centerpoint Energy	2,979	68,308
CMS Energy Corp	2,062	54,705
Consolidated Edison	2,227	125,224
Dominion Resources	4,251	248,046
DTE Energy Co	1,258	84,122
Duke Energy	5,180	339,807
Edison International	2,433	111,650
Entergy Corp	1,304	82,452
Exelon Corp	6,183	188,520
FirstEnergy Corp	3,123	117,019
Integrys Energy	615	34,391
NextEra Energy Inc.	3,154	253,455
NiSource Inc	2,050	59,983
Northeast Utilities	2,274	93,166
NRG Energy Inc	1,956	51,345
Pepco Holdings Inc	1,700	32,198
PG&E Corp	2,830	117,049
Pinnacle West Cap	806	43,742
PPL Corp	4,208	129,186
Public Service Enter	3,861	125,174
SCANA Corp	845	40,661
Sempra Energy	1,653	139,546
Southern Co/The	6,412	266,867
TECO Energy Inc	1,498	24,762
Wisconsin Energy	1,695	69,563
Xcel Energy Inc	3,728	104,086
Total Utilities		3,318,926

Total Common Stock (Cost $60,024,392)		107,498,108

Right/Warrant (0.02%)
Kinder Morgan Inc WTS $40, 02/15/17	3,593	18,899
Total Right/Warrant (Cost $6,934)		18,899

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	20	1
Total Preferred Stock (Cost $24)		1

Short-Term Investments (2.34%)

United States Treasury Bills (2.34%)	Par Value
United States T-Bill 09/12/2013, DN	$1,400,000	1,399,990
United States T-Bill 12/19/2013, DN	1,000,000	999,918
United States T-Bill 01/23/2014, DN	200,000	199,972
Total United States Treasury Bills		2,599,880

Total Short-Term Investments (Cost $2,599,858)		2,599,880

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Value (Note 1)
Total Investments (Cost $62,631,208) (a) (99.01%)	$110,116,888
Other Net Assets (0.99%)	1,100,438
Net Assets (100.00%)	$111,217,326

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $63,144,390. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$52,547,976
Unrealized depreciation	(5,575,478)
Net unrealized appreciation	$46,972,498

(c) Futures contracts at Aug 31, 2013: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini	Unrealized Depreciation
44 / SEP 2013 / Long	$(19,775)

S&P MidCap Index Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (99.02%)

Basic Materials (4.23%)
Albemarle Corp	10,020	$624,947
Ashland Inc	8,214	716,343
Cabot Corp	6,690	267,533
Carpenter Technology	4,953	266,323
Commercial Metals Co	13,024	193,797
Compass Minerals Int	3,720	274,276
Cytec Industries Inc	4,665	348,849
Domtar Corp	3,868	255,288
Intrepid Potash	5,237	65,148
Minerals Tech	4,104	182,218
NewMarket Corp	1,215	333,129
Olin Corp	8,903	205,659
Reliance Steel & Alu	8,455	563,864
Royal Gold, Inc. DL	7,212	418,512
RPM International In	14,789	502,530
Sensient Tech.	5,551	230,144
Steel Dynamics Inc	24,679	376,602
Valspar Corp	9,289	577,404
Total Basic Materials		6,402,566

Communications (4.27%)
Adtran Inc	7,191	173,447
AMC Networks Inc Class A*	6,477	401,444
AOL Inc.	8,577	282,441
Ciena Corp*	11,260	224,299
Equinix, Inc*	5,418	941,323
Factset Research Sys	4,600	470,810
InterDigital Inc.	4,569	162,382
John Wiley & Sons	5,304	232,315
Lamar Advertising Co*	6,194	260,582
Meredith Corp	4,188	180,126
Neustar Inc. Class A*	7,344	371,166
New York Times Co*	14,132	157,572
Plantronics Inc	4,730	204,336
Polycom Inc*	19,995	198,550
Rackspace Hosting*	11,802	528,966
RF Micro Devices Inc*	31,124	154,375
Scholastic Corp	2,834	83,631
Telephone & Data Sys	10,876	$301,156
Tellabs Inc	37,181	82,542
Tibco Software Inc.*	17,315	390,280
Time Warner Telecom Class A*	16,901	483,707
Valueclick Inc*	7,937	167,947
Total Communications		6,453,397

Consumer, Cyclical (13.13%)
Advance Auto Parts	8,216	657,855
Aeropostale Inc*	8,691	70,658
Alaska Air Group Inc	7,811	442,259
American Eagle	20,118	291,107
Ann Inc*	5,447	189,011
Arrow Electronics*	11,772	546,456
Ascena Retail Group*	13,851	226,048
Bally Technologies*	4,296	309,870
Barnes & Noble Inc*	4,610	63,019
Big Lots Inc*	6,439	228,069
Bob Evans Farms Inc	3,095	151,748
Brinker Intl	7,873	314,841
Cabels's Inc*	5,184	339,708
Carter's Inc	5,772	425,050
Cheesecake Factory	5,614	234,497
Chico's FAS Inc	18,893	294,731
Cinemark Holdings	11,452	337,490
Copart Inc*	12,028	382,130
CST Brands, Inc.*	6,833	201,574
Deckers Outdoor Corp*	3,826	224,701
Dicks Sporting Goods	10,881	504,987
Domino's Pizza, Inc.	6,303	387,256
Dreamworks Animation*	7,962	225,325
Foot Locker Inc	16,738	538,964
Guess? Inc	6,894	210,267
Hanesbrands Inc.	10,991	653,745
Herman Miller Inc	6,532	166,370
HNI Corp	5,210	174,431
HSN Inc.	4,193	225,835
Ingram Micro Inc*	16,911	373,733
International Spdway	2,835	87,857
JetBlue Airways Corp*	23,748	146,050
KB Home	8,392	$134,524
Life Time Fitness*	4,500	224,955
LKQ Corporation*	33,184	970,299
MDC Holdings Inc	4,359	121,311
Mohawk Industries*	6,435	756,048
MSC Indust'l Direct	5,190	394,440
NVR Inc*	517	442,454
Office Depot Inc*	32,067	134,361
Oshkosh Truck Corp*	9,717	436,488
Owens & Minor Inc	7,028	239,725
Panera Bread Co*	3,166	519,287
Polaris Industries	7,162	782,162
Regis Corp	6,382	100,708
Saks Inc*	11,505	183,275
Scientific Games Cor*	6,568	93,857
Signet Jewelers Ltd	9,096	603,974
Tempur-Pedic Intl*	6,696	257,863
The Wendy's Co	31,636	239,168
Thor Industries Inc	4,882	250,105
Toll Brothers Inc*	16,521	505,708
Tractor Supply Co	7,698	942,004
Under Armour Inc.*	8,282	601,604
Watsco Inc	3,199	287,270
Williams-Sonoma Inc	9,740	549,433
WMS Industries Inc*	6,080	156,256
World Fuel Services	8,017	305,849
Total Consumer, Cyclical		19,858,770

Consumer, Non-Cyclical (18.87%)
Aaron's Inc.	7,927	214,584
Alliance Data Sys*	5,538	1,083,786
Bio-Rad Laboratories*	2,287	260,741
Brink's Co/The	5,281	136,408
Charles River Lab*	5,512	253,828
Church & Dwight Inc	15,349	910,962
Community Health Sys	10,229	401,591
Convergys Corp	11,819	208,369
Cooper Cos Inc	5,437	710,127
CoreLogic Inc.*	10,961	281,698
Corporate Executive	3,869	250,866
Corrections Corp	12,610	415,373

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Covance Inc*	6,194	$501,962
Dean Foods Co*	10,340	198,114
Deluxe Corp	5,906	232,401
DeVry Inc	6,489	194,735
Endo Pharmaceuticals*	12,670	520,610
Flowers Foods Inc	19,077	396,611
FTI Consulting Inc*	4,761	159,208
Gartner Inc*	10,261	594,830
Global Payments Inc	8,829	420,702
Green Mtn Coffee*	13,715	1,183,741
Harris Teeter Spmkts	5,178	254,499
Health Mgmt Assoc. Class A*	28,566	367,359
Health Net Inc*	8,800	265,584
Henry Schein Inc*	9,740	984,226
Hill-Rom Holdings	6,700	228,738
Hilshire Brands Co	13,358	431,597
HMS Holdings Corp*	9,885	247,026
Hologic Inc*	29,720	634,225
Idexx Laboratories*	6,061	568,643
Ingredion Inc.	8,585	540,340
Jarden Corp*	11,241	482,801
Lancaster Colony	2,241	165,319
Lender Processing	9,511	303,401
LifePoint Hospitals*	5,222	236,191
Manpower Group	8,549	554,403
Masimo Corporation	5,849	144,704
Matthews Intl Corp	3,305	121,955
Mednax Inc.*	5,532	538,651
Monster Worldwide*	13,869	62,411
Omnicare Inc	11,638	632,758
Post Holdings Inc.*	3,204	136,811
Rent-A-Center Inc	6,464	242,465
Resmed Inc	15,935	752,769
Rollins Inc	7,481	185,155
RR Donnelley & Sons	20,054	334,501
Scotts Co/The	4,332	228,340
SEI Investments Co	15,223	453,036
Service Corp Intl	23,444	423,868
Smithfield Foods Inc*	13,884	465,531
Sotheby's	7,605	350,667
Steris Corp	6,492	265,458
Strayer Education	1,350	53,946
SUPERVALU Inc.*	22,173	158,980
Techne Corp	3,893	301,746
Teleflex Inc	4,591	353,874
Thoratec Corporation*	6,583	235,211
Tootsie Roll Ind.	2,384	71,496
Towers Watson & Co. Class A	6,267	515,461
Tupperware Brands	6,008	485,266
United Natural Foods*	5,481	332,313
United Rentals Inc*	10,424	570,922
United Therapeutics*	5,182	367,456
Universal Corp/Richm	2,699	132,305
Universal Health Svs CL B	9,915	671,741
Valassis Comm.	4,347	119,760
VCA Antech Inc*	10,077	275,001
Vertex Pharma.*	24,269	1,823,814
WellCare Health Plan*	4,828	307,399
WEX Inc.*	4,359	348,851
Whitewave Foods Co Class A*	15,394	294,333
Total Consumer, Non-Cyclical		28,554,554

Energy (5.13%)
Alpha Natural Res*	24,779	150,656
Arch Coal Inc	23,608	$105,528
Atwood Oceanics Inc*	6,341	353,067
Bill Barrett Corp*	5,594	120,439
CARBO Ceramics Inc	2,183	178,111
Cimarex Energy Co	9,656	809,270
Dresser-Rand Group*	8,514	518,843
Dril-Quip Inc*	4,000	408,040
Energen Corp	8,124	538,702
Forest Oil Corp*	12,999	72,274
Helix Energy*	11,005	275,455
HollyFrontier Corp	22,604	1,005,427
Oceaneering Intl.	12,010	931,737
Oil States Intl Inc*	5,784	516,048
Patterson-UTI Energy	16,231	317,965
Rosetta Resources*	6,633	308,633
SM Energy Co.	7,223	493,475
Superior Energy Svs*	17,756	436,087
Unit Corp*	4,812	221,593
Total Energy		7,761,350

Financial (21.01%)
Affiliated Mgrs Grp*	5,774	1,006,525
Alexander & Baldwin*	4,846	174,311
Alexandria REIT	7,824	482,506
Alleghany Corp*	1,872	724,632
American Campus REIT	11,580	385,730
American Finl. Group	8,315	428,472
Apollo Investment	22,201	175,166
Arthur J Gallagher	14,000	578,760
Aspen Insurance Hldg	7,768	276,308
Associated Banc-Corp	18,655	297,547
Astoria Financial Co	9,437	116,075
BancorpSouth, Inc.	8,709	168,780
Bank of Hawaii Corp	5,172	266,358
BioMed Realty Trust REIT	20,484	377,110
BRE Properties REIT	8,533	409,499
Brown & Brown Inc	13,083	407,405
Camden Property Trst REIT	9,399	580,764
Cathay Gen Bancorp	8,233	181,291
CBOE Holdings Inc.	9,691	444,720
City National Corp	5,275	345,354
Commerce Bancshares	8,560	369,706
Corporate Office REIT	8,366	190,577
Cullen/Frost Bankers	6,904	489,079
Duke Realty Corp REIT	35,779	522,016
East West Bancorp	15,561	454,848
Equity One Inc REIT	6,724	142,952
Essex Property Trust REIT	4,094	586,711
EV Corp	13,027	502,191
Everest Re Group Ltd	5,683	778,287
Extra Space Storage REIT	11,372	468,868
Federal REIT	7,174	698,102
Federated Investors	10,454	283,931
Fidelity Natl. Finan Title Class A	23,703	561,998
First American Finan	11,880	248,292
First Niagara Finl	39,152	395,435
FirstMerit Corp	18,369	388,688
Fulton Financial	22,371	270,465
Greenhill & Co.	3,000	142,170
Hancock Holding Co.	9,548	306,968
Hanover Ins Group	4,957	264,059
HCC Insurance Hlds	11,324	477,873
Highwoods Properties REIT	8,187	276,557
Home Properties Inc REIT	5,450	$314,465
Hospitality Ppty REIT	15,309	413,649
International Bancsh	5,988	131,257
Janus Capital Group	21,687	181,303
Jones Lang LaSalle	4,915	404,210
Kemper Corp.	5,832	197,996
Kilroy Realty Corp REIT	8,334	406,616
Liberty Prop. Trust REIT	13,132	454,367
Mack-Cali Realty REIT	9,381	202,630
Mercury Gen Corp	4,206	184,559
National Retail REIT	12,882	394,576
New York Cmnty Bncrp	48,901	716,400
Old Republic Intl	27,132	385,274
Omega Healthcare REIT	12,220	347,048
Potlatch Corp	4,670	180,075
Primerica Inc.	5,087	188,880
Prosperity Bancshare	4,916	293,977
Protective Life Corp	8,692	363,239
Raymond James Finl.	12,563	525,510
Rayonier Inc REIT	13,795	762,036
Realty Income Corp	21,578	852,331
Regency Centers REIT	10,132	481,777
Reinsurance Grp Amer	8,267	535,784
Senior Housing Ppty REIT	9,493	215,966
Signature Bank*	5,202	456,319
SL Green Realty Corp	9,801	854,549
Stancorp Financial	5,135	268,663
SVB Financial Group*	4,916	407,045
Synovus Financial Co	89,266	284,759
Taubman Centers Inc REIT	7,046	474,971
TCF Financial Corp	17,806	250,174
Trustmark Corp	6,874	170,888
UDR Inc. REIT	28,136	635,592
Valley Natl Bancorp	22,192	223,917
Waddell & Reed Fin.	9,643	459,200
Washington Federal	12,110	252,978
Webster Financial Co	10,000	264,600
Weingarten Realty REIT	12,545	360,167
Westamerica Bancorp	3,016	141,963
WR Berkley Corp	12,235	503,103
Total Financial		31,789,899

Industrial (18.54%)
Acuity Brands Inc	4,744	405,612
Aecom Technology*	11,651	339,394
AGCO Corp	10,951	619,389
Alliant Techsystems	3,639	352,110
Ametek Inc	27,124	1,164,161
AptarGroup Inc	7,452	438,252
Avnet Inc	15,236	587,500
B/E Aerospace Inc*	11,709	798,436
Carlisle Cos Inc	7,093	472,394
Clarcor Inc	5,663	303,310
Clean Harbors Inc*	5,336	303,245
Con-Way Inc.	6,247	259,875
Crane Co	5,467	313,860
Donaldson Co Inc	14,982	527,966
Eagle Materials Inc	5,215	334,594
Energizer Holdings	6,884	680,346
Esterline Tech.*	3,453	263,429
Exelis Inc	21,453	315,574
Fortune Brands Home	18,084	666,215
GATX Corp	5,208	235,714
General Cable Corp	5,607	171,182

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Genesee & Wyo. Inc Class A*	5,497	$475,930
Gentex Corp	16,233	365,729
Graco Inc	6,743	468,571
Granite Construction	3,874	109,712
Greif Inc	3,373	181,704
Harsco Corp	9,381	220,735
Hubbell Inc	6,006	608,768
Huntington Ingalls	5,672	359,151
IDEX Corp	9,164	544,067
Itron Inc*	4,487	168,083
ITT Corp	10,249	336,680
JB Hunt Transport	10,154	731,087
KBR Inc.	16,678	498,005
Kennametal Inc	8,985	382,042
Kirby Corp*	6,292	506,066
Landstar System Inc	5,264	287,678
Lennox International	5,220	358,353
Lincoln Electric Hld	9,211	575,964
Louisiana-Pacific Co*	15,807	236,473
Martin Marietta Mtls	5,140	493,697
Matson Inc.	4,846	129,049
Mettler-Toledo Inter*	3,370	742,175
Mine Safety Appl Co	3,472	167,107
National Instruments	10,469	290,515
Nordson Corp	6,303	420,095
Packaging Corp Amer.	10,873	576,704
Regal-Beloit Corp	4,674	297,734
Rock-Tenn Co	7,954	883,768
Silgan Holdings Inc	5,028	237,221
Sonoco Products Co	11,328	421,741
SPX Corp	5,226	386,933
Tech Data Corp*	4,245	208,684
Terex Corp*	12,371	358,759
Tidewater Inc	5,485	295,971
Timken Co	8,842	495,683
Trimble Navigation*	28,034	707,858
Trinity Industries	9,036	381,500
Triumph Group Inc	5,614	404,040
URS Corp	8,642	427,952
UTI Worldwide Inc	11,582	191,219
Valmont Industries	2,476	334,161
Vishay Intertech.*	14,822	181,570
Wabtec Corp	10,710	626,749
Waste Connections	13,885	588,169
Werner Enterprises	5,007	115,361
Woodward Inc.	6,767	260,936
Worthington Ind.	5,873	195,747
Zebra Technologies*	5,658	258,005
Total Industrial		28,046,459

Technology (8.80%)
3D Systems Corp*	10,164	522,430
ACI Worldwide Inc*	4,414	214,829
Acxiom Corp*	8,198	203,966
Advent Software Inc	3,719	100,376
Allscripts Hlthcare*	19,262	280,069
Ansys Inc*	10,453	877,844
Atmel Corp*	48,788	354,201
Broadridge Financial	13,532	402,712
Cadence Design Sys*	30,869	$415,805
Commvault Systems*	4,696	393,666
Compuware Corp	23,604	251,855
Concur Technologies*	5,070	495,440
Cree Inc*	13,021	722,536
Cypress Semi. Corp	14,914	168,826
Diebold Inc	7,043	199,176
DST Systems Inc	3,448	246,084
Fair Isaac Corp	3,805	190,554
Fairchild Semiconduc*	14,192	173,284
Informatica Corp*	12,097	432,710
Integrated Dev. Tech*	15,931	138,759
International Rectif*	8,025	191,637
Intersil Corp	14,892	154,430
Jack Henry & Assoc.	9,777	487,872
Lexmark Intl	7,026	240,008
ManTech Intl	2,694	76,644
Mentor Graphics Corp	10,846	240,347
Micros Systems Inc*	9,005	440,345
MSCI Inc.*	13,351	500,796
NCR Corp*	17,836	634,606
PTC Inc.*	13,580	354,031
QLogic Corp*	10,094	106,895
Riverbed Technology*	18,171	280,560
Rovi Corp.*	11,545	207,002
Semtech Corp*	7,334	217,966
Silicon Laboratories*	4,321	167,179
Skyworks Solutions*	21,229	538,368
Solarwinds Inc.*	6,842	249,391
Solera Holdings Inc.	7,649	394,841
SunEdison Inc.*	26,786	197,145
Synopsys Inc*	16,656	603,947
Verifone Systems Inc*	11,989	237,622
Total Technology		13,306,754

Utilities (5.04%)
Alliant Energy Corp	12,508	620,523
Aqua America Inc	15,647	475,199
Atmos Energy Corp	10,165	410,158
Black Hills Corp	4,587	220,268
Cleco Corp	6,853	309,481
Great Plains Energy	17,219	377,440
Hawaiian Electric	10,833	270,933
Idacorp Inc	5,627	269,364
MDU Resources Group	21,274	568,016
National Fuel Gas Co	9,360	611,021
NV Energy Inc.	26,105	612,162
OGE Energy Corp	22,100	778,142
PNM Resources Inc	8,974	196,620
Questar Corp	19,444	426,212
UGI Corp	12,786	501,211
Vectren Corp	9,231	300,931
Westar Energy Inc	13,837	430,469
WGL Holdings Inc	5,737	239,462
Total Utilities		7,617,612

Total Common Stock (Cost $92,172,691)		149,791,361

Short-Term Investments (0.79%

United States Treasury Bills (0.79%)	Par Value
United States T-Bill 10/31/2013, DN	$800,000	$799,940
United States T-Bill 12/19/2013, DN	100,000	99,992
United States T-Bill 01/23/2014, DN	300,000	299,959
Total United States Treasury Bills		$1,199,891

Total Short-Term Investments (Cost $1,199,891)		1,199,891

Total Investments (Cost $93,372,582) (a) (99.81%)		150,991,252
Other Net Assets (0.19%)		294,088
Net Assets (100.00%)		$151,285,340

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $93,740,387. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$60,663,843
Unrealized depreciation		(3,412,978)
Net unrealized appreciation		$57,250,865

(c) Futures contracts at Aug 31, 2013: Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-MINI	Unrealized Depreciation
12 / SEP 2013 / Long	$(50,640)

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (93.51%)

Basic Materials (3.89%)
AK Steel Holding Cor*	9,442	$31,725
Amcol International	1,832	60,401
American Vanguard Co	1,690	42,385
Balchem Corp	2,076	99,357
Century Aluminum Co*	4,083	31,888
Clearwater Paper*	1,504	71,681
Deltic Timber Corp	776	46,676
Glatfelter	3,044	77,987
Globe Specialty Mtls	4,542	58,365
Hawkins Inc.	618	22,915
HB Fuller Co	3,547	132,268
Innophos Holdings	1,553	76,050
Kaiser Aluminum Corp	1,196	82,668
KapStone Paper	2,655	111,510
Kraton Perf Polymers*	2,295	42,572
Materion Corp.	1,269	37,309
Neenah Paper	1,124	41,138
OM Group Inc*	2,228	63,320
PolyOne Corp	7,188	194,221
Quaker Chemical Corp	909	60,321
Schulman A Inc	2,273	61,280
Schweitzer-Mauduit	2,492	142,717
Stepan Company	1,122	63,326
Stillwater Mining Co Dually Listed*	8,267	94,161
Wausau Paper Corp	3,194	35,038
Zep Inc.	1,342	18,895
Total Basic Materials		1,800,174

Communications (4.63%)
Anixter Internationa*	2,047	171,047
ARRIS Group Inc*	8,093	126,817
Atlantic Tele-Nwtk	630	29,761
Black Box Corp	1,103	29,307
Blucora Inc.*	2,877	57,598
Blue Nile Inc*	1,051	38,025
CalAmp Corp*	2,332	38,221
Cbeyond Comm Inc*	1,695	11,119
Cincinnati Bell Inc*	14,029	41,947
ComScore Inc.*	2,350	66,952
Comtech Telecom.	1,983	47,533
Dealertrack Tech Inc*	3,037	120,235
Dice Holdings Inc.*	3,715	30,946
Digital Generation*	1,808	22,184
EW Scripps Co CL A*	1,800	27,378
General Comm. Class A*	2,942	26,331
Harmonic Inc*	8,338	58,950
Harte-Hanks Inc	3,096	25,697
HealthStream Inc*	1,397	46,311
Ixia*	3,738	54,276
Liquidity Services*	1,721	51,010
LogMeIn Inc*	1,585	47,217
Lumos Networks Corp.	906	14,270
NetGear Inc*	2,491	72,090
NIC Inc.	4,162	92,646
NTELOS Holdings Corp	906	15,058
Nutr/System, Inc	1,800	22,788
OpenTable, Inc.*	1,609	119,935
Oplink Communication*	1,360	25,282
PC-Tel Inc	942	7,649
Perficient Inc*	1,900	30,647
Procera Networks Inc*	1,380	$17,871
QuinStreet Inc.*	1,826	15,904
Sourcefire Inc.*	2,132	160,881
Stamps.com Inc*	1,100	46,068
Symmetricom Inc*	2,100	10,206
United Online Inc	6,692	52,532
USA Mobility Inc	1,400	19,768
VASCO Data Intl Inc*	2,046	16,163
Viasat Inc*	3,352	213,624
XO Group Inc*	1,600	19,136
Total Communications		2,141,380

Consumer, Cyclical (16.28%)
Allegiant Travel	1,000	94,510
Arctic Cat Inc	1,013	54,378
Big 5 Sporting Goods	1,300	21,749
Biglari Holdings Inc*	103	42,997
BJ's Restaurants Inc*	1,643	51,327
Boyd Gaming Corp*	5,235	63,448
Brown Shoe Co Inc	2,695	60,422
Brunswick Corp	6,543	237,903
Buckle Inc/The	1,889	97,812
Buffalo Wild Wings*	1,323	137,473
Callaway Golf Co	3,839	26,566
Casey's Gen. Stores	3,031	199,864
Cash America Intl.	2,136	91,378
Cato Corp/The	1,862	46,848
CEC Entertainment	1,417	57,346
Childrens Place*	1,875	99,713
Christopher & Banks*	1,875	10,388
Cracker Barrel	1,672	164,558
Crocs Inc.*	6,066	81,648
Daktronics Inc	1,886	20,161
Digital Theater Sys*	1,151	23,089
DineEquity Inc.	1,133	75,084
Dorman Products, Inc	1,907	95,808
Ethan Allen Interior	1,913	49,872
Ezcorp Inc*	3,603	61,179
Fifth & Pacific Co*	8,677	206,860
First Cash Financial*	2,107	116,454
Francesca's Holdings*	3,184	76,798
Fred's Inc	2,610	40,794
G&K Services Inc	1,371	70,524
Genesco Inc*	1,705	105,164
Group 1 Automotive	1,718	131,822
Haverty Furniture Co	1,157	28,011
Hibbett Sports Inc.*	2,017	104,481
Iconix Brand Group*	5,255	172,469
Interface Inc	4,469	78,923
Interval Leisure	2,925	63,180
Irobot Corp.*	1,846	60,309
Jack in the Box Inc*	3,444	136,004
Jakks Pacific Inc	1,604	8,325
JOS A Bank Clothiers*	1,993	79,282
Kirkland's Inc*	1,134	22,124
La-Z-Boy Inc	3,743	79,576
Lithia Motors CL A	1,577	103,483
Lumber Liquidators*	1,925	191,384
M/I Homes, Inc.*	1,454	27,233
Maidenform Brands*	1,687	39,543
Marcus Corp	1,435	17,651
MarineMax Inc*	1,746	21,371
Marriott Vacations*	2,031	88,552
Men's Wearhouse Inc	3,812	143,522
Meritage Homes Corp*	2,050	$81,836
Mobile Mini Inc*	3,247	98,644
Monarch Casino & Res*	600	11,280
Multimedia Games Hld*	2,088	81,933
MWI Vet. Supply*	903	137,328
OfficeMax Inc	6,168	67,046
Oxford Industries	1,015	62,971
Papa John's Intl.	1,264	86,116
PEP Boys*	3,075	34,532
Perry Ellis Intl Inc	700	12,824
PetMed Express, Inc.	1,300	19,851
Pinnacle Entmt.*	4,467	105,779
Pool Corp	3,525	183,617
Quiksilver Inc*	9,389	46,476
Red Robin Gourmet*	1,127	73,097
Ruby Tuesday Inc*	4,509	32,735
Rue21, Inc.*	1,088	44,445
Ruth's Hospitality	2,518	29,763
Ryland Group Inc	3,184	110,867
Scansource Inc*	1,941	60,132
Select Comfort Corp*	4,002	98,849
SHFL Entertainment*	3,655	83,224
Skechers U.S.A. Class A*	2,470	75,903
Skywest Inc	3,479	44,844
Sonic Automotive Inc	2,552	55,608
Sonic Corp*	3,769	60,153
Spartan Motors Inc	1,900	10,849
Stage Stores Inc	2,706	50,413
Standard Motor	1,388	42,556
Standard Pacific*	10,452	74,627
Stein Mart Inc	1,360	16,524
Steve Madden Ltd*	2,903	156,762
Superior Industries	1,678	29,264
Texas Roadhouse Inc.	4,235	105,240
The Finish Line Inc	3,854	80,780
Titan International	3,378	54,859
Toro Co	4,388	231,730
Tuesday Morning Corp*	2,971	36,573
Unifirst Corp/MA	1,059	101,537
United Stationers	3,342	132,811
Universal Electronic*	800	24,128
Vitamin Shoppe, Inc.*	2,116	89,126
VOXX Int'l Corp*	1,050	12,768
Winnebago Industries*	1,700	37,859
Wolverine World Wide	3,581	201,431
Zale Corp*	2,067	25,858
Zumiez Inc*	1,300	34,710
Total Consumer, Cyclical		7,529,618

Consumer, Non-Cyclical (16.42%)
Abaxis Inc	1,625	63,668
Abiomed Inc.*	2,555	60,170
ABM Industries Inc	3,436	82,979
Acorda Therapeutics*	2,855	96,470
Affymetrix Inc*	4,911	27,354
Air Methods Corp	2,415	98,822
Akorn, Inc.*	4,807	86,382
Align Technology Inc*	5,192	226,112
Alliance One Inter.*	4,676	13,233
Almost Family Inc	422	7,963
Amedisys Inc.*	2,128	34,665
American Public Edu*	1,343	53,747
AMN Healthcare Svs*	3,160	42,976
Amsurg Corp*	2,051	76,482

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Andersons Inc/The	1,335	$87,656
Arbitron Inc	1,954	91,955
Arqule Inc*	3,181	8,875
B&G Foods Inc. CL A	3,703	125,421
Bio-Reference Labs*	1,534	44,379
Blyth Inc	708	6,535
Boston Beer Company*	658	139,391
Calavo Growers, Inc.	699	17,307
Cal-Maine Foods Inc	800	36,504
Cambrex Corp*	2,109	28,746
Cantel Medical Corp	2,277	58,974
Capella Education Co*	1,176	63,916
Cardtronics, Inc.*	3,148	109,204
Career Education*	3,636	9,526
CDI Corp CEF	607	8,231
Centene Corp*	3,936	224,942
Central Garden & Pet Class A*	3,900	24,414
Chemed Corp	1,524	106,131
Conmed Corp	1,925	59,848
Consolidated Graphic*	696	37,236
Corinthian Colleges*	5,867	12,966
CorVel Corp*	1,000	32,940
Cross Country Health*	1,840	10,396
CryoLife Inc	1,813	11,005
Cubist Pharma Inc*	4,545	287,971
Cyberonics Inc*	1,759	89,480
Cynosure Inc. Class A*	1,336	30,661
Diamond Foods, Inc.*	1,527	31,609
Emergent Biosolution*	1,553	27,302
Ensign Group Inc.	1,237	47,810
Exlservice Holdings*	1,844	49,991
Forrester Research	996	32,848
Gentiva Health Svs.*	1,927	22,103
Greatbatch Inc*	1,517	51,532
Haemonetics Corp/Mas*	3,668	146,170
Hain Celestial Group*	3,418	279,524
Hanger Inc.*	2,395	73,550
Healthcare Services	4,779	115,700
Healthways Inc.*	1,971	37,607
Heartland Payment	2,657	98,176
Heidrick & Struggles	972	14,629
Helen of Troy*	2,216	89,039
Hi-Tech Pharmacal Co	736	31,729
ICU Medical Inc*	855	61,115
Impax Laboratories*	4,707	95,929
Insperity Inc.	1,536	48,998
Integra LifeSciences*	1,486	60,391
Inter Parfums, Inc	1,098	29,174
Invacare Corp	2,104	31,581
IPC The Hospitalist*	1,130	58,127
ITT Educational Svs*	1,132	32,613
J&J Snack Foods Corp	1,032	79,381
Kelly Services Inc	1,581	28,774
Kindred Healthcare	3,771	55,434
Korn/Ferry Intl*	3,414	60,462
Landauer Inc	600	28,488
LHC Group Inc*	1,000	22,630
Lincoln Educational	1,526	7,783
Live Nation Ent. Inc*	10,034	169,173
Luminex Corporation*	2,720	55,216
Magellan Health Svs.*	2,257	126,866
MAXIMUS Inc	4,956	185,900
Medifast Inc*	932	23,170
Meridian Bioscience	2,957	66,503
Merit Medical System*	2,243	$28,710
Molina Healthcare*	1,850	61,772
Momenta Pharm.*	3,238	45,623
Monro Muffler Brake	2,193	97,084
Nash Finch Co	881	21,523
Natus Medical Inc*	2,086	27,431
Navigant Consulting*	3,400	46,410
Neogen Corp*	1,668	90,239
NuVasive Inc.*	2,750	64,680
On Assignment Inc*	3,070	92,622
Parexel Intl*	4,229	196,352
Pharmerica Corp*	1,800	22,140
Prestige Brands Hldg*	3,400	110,398
Questcor Pharma.	4,322	288,191
Resources Connection	2,990	36,598
Sanderson Farms Inc	1,357	88,856
Seneca Foods Corp.*	660	19,450
Snyders-Lance Inc	3,213	86,430
Spartan Stores Inc	1,300	26,728
Spectrum Pharma	3,664	28,066
SurModics Inc*	809	16,018
Symmetry Medical Inc*	2,200	17,270
TeleTech Holdings*	1,900	46,493
The Medicines Co*	3,853	121,793
TreeHouse Foods Inc*	2,621	170,444
Trueblue, Inc.*	2,823	68,655
Universal Technical	1,300	13,819
Viad Corp	1,409	31,801
ViroPharma Inc*	5,643	170,136
WD-40 Co	1,126	65,511
West Pharmaceutical	2,406	177,924
Total Consumer, Non-Cyclical		7,591,827

Energy (3.89%)
Approach Resources*	2,359	54,965
Basic Energy Service*	1,681	19,567
C&J Energy Services*	3,104	63,725
Carrizo Oil & Gas*	2,590	88,733
Cloud Peak Energy*	4,346	68,406
Comstock Resources	3,189	46,559
Contango Oil & Gas	893	32,023
Exterran Holdings*	4,618	126,672
Forest Oil Corp*	8,632	47,994
Geospace Tech. Corp.*	907	63,272
Gulf Island Fabricat	900	21,141
Gulfport Energy Corp*	4,981	293,879
Hornbeck Offshore*	2,267	123,506
ION Geophysical Corp*	10,598	50,764
Matrix Service Co*	1,500	23,385
Northern Oil and Gas*	4,291	55,268
PDC Energy Inc.*	2,154	123,597
Penn Virginia Corp*	3,836	18,451
Petroquest Energy*	4,015	16,863
Pioneer Energy Svs.*	3,915	26,465
SEACOR Holdings Inc	1,546	128,442
Stone Energy Corp*	3,374	92,448
SunCoke Energy, Inc*	4,989	78,477
Swift Energy Co*	2,894	32,644
Tesco Corp.*	2,282	35,257
Tetra Technologies*	5,529	64,966
Total Energy		1,797,469

Financial (19.53%)
Acadia Realty Trust REIT	3,984	92,947
Agree Realty Corp REIT	910	$24,661
Amerisafe Inc	1,249	40,705
Assoc. Estates Rlty REIT	3,643	50,164
Bank Mutual Corp	3,500	20,790
Bank of the Ozarks	2,093	94,980
Banner Corp	1,237	42,380
BBCN Bancorp Inc.	5,555	74,215
Boston Private Finl.	5,516	56,374
Brookline Bancorp	4,990	45,160
Calamos Asset Mgt	1,436	14,245
Cedar Realty Trust REIT	3,975	19,398
City Holding Co	946	38,644
Colonial Properties REIT	5,839	128,984
Columbia Banking Sys	3,691	85,631
Community Bank Sys	2,657	88,319
Coresite Realty Corp REIT	1,546	47,045
Cousins Properties REIT	12,153	120,679
CVB Financial Corp.	6,267	79,842
DiamondRock Hospital REIT	13,895	134,643
Dime Community Bancs	1,914	30,471
EastGroup Properties REIT	2,188	122,966
eHealth, Inc*	1,639	45,351
Employers Holdings	3,092	81,969
Encore Capital Group*	1,642	70,393
EPR Properties REIT	3,402	166,629
Evercore Partners	2,110	94,085
F.N.B. Corp	9,948	120,072
Financial Engines	2,893	154,631
First BanCorp/PR*	4,990	31,886
First Commonwealth	7,457	54,660
First Financial Banc	4,036	60,540
First Financial Bankshares, Inc.	2,100	120,750
First Midwest Banc.	5,380	80,861
Forestar Group Inc.*	2,556	51,018
Franklin Street Ppty REIT	6,305	76,795
Geo Group Inc/The	5,160	161,044
Getty Realty Corp REIT	1,740	31,772
Glacier Bancorp Inc	5,190	122,484
Government Prop Inc. REIT	3,954	92,445
Hanmi Financial Corp	2,241	36,596
Healthcare Rlty Trst REIT	6,907	155,338
HFF Inc. CL A	2,314	53,222
Higher One Holdings*	2,333	17,311
Home Bancshares Inc.	3,162	80,378
Horace Mann Edu.	2,871	75,680
Independent Bank	1,385	49,181
Infinity Prop & Cas	809	48,953
Inland Real Estate REIT	5,527	54,220
Interactive Brokers Class A	2,600	43,628
Investment Tech.*	2,751	46,767
Kite Realty Group REIT	6,220	35,889
LaSalle Hotel Pptys REIT	6,911	183,348
Lexington REIT	13,316	156,064
LTC Properties REIT	2,475	87,689
MarketAxess Holdings	2,653	134,666
MB Financial Inc	3,877	104,640
Meadowbrook Ins.	3,842	22,975
Medical Pptys Trust REIT	10,856	125,387
Mid-America Apart. REIT	2,926	180,416
Natl Penn Bancshares	8,667	87,017
Navigators Group Inc*	800	43,784
NBT Bancorp Inc.	3,168	67,859
Northwest Bancshares	7,350	98,049
Old National Bancorp	6,839	89,864

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Oritani Financial Co	2,767	$42,916
Outerwall Inc.*	2,297	142,804
PacWest Bancorp	2,845	94,596
Parkway Properties REIT	3,034	49,606
Pennsylvania REIT	4,522	83,883
Pinnacle Financial*	2,104	58,807
Piper Jaffray Cos*	1,018	33,095
Portfolio Recovery*	3,702	196,353
Post Properties Inc. REIT	3,859	174,543
PrivateBancorp Inc	4,223	92,146
ProAssurance Corp	4,402	207,509
Prospect Energy Corp	15,309	169,471
Provident Financial	3,500	56,630
PS Business Parks REIT	1,301	94,544
RLI Corp	1,208	94,333
S&T Bancorp Inc.	2,060	46,309
Sabra Healthcare REIT	2,638	58,326
Safety Insurance Grp	1,100	55,154
Saul Centers, Inc. REIT	796	34,554
Selective Insurance	3,893	89,266
Simmons First Natl Class A	1,247	30,190
Sovran Self Storage REIT	2,271	150,499
Sterling Bancorp	2,227	28,261
Stewart Information	1,267	38,758
Stifel Financial*	4,276	171,126
Susquehanna Bancshs	13,274	167,385
SWS Group Inc*	1,780	9,345
Tanger Outlet Center REIT	6,685	206,232
Taylor Capital Group*	1,052	22,260
Texas Capital*	2,856	125,892
Tompkins Financial	814	35,328
Tower Group Int'l	3,392	47,929
Trustco Bank Corp NY	6,679	39,005
UMB Financial Corp	2,165	129,315
Umpqua Holdings Corp	8,270	134,305
United Bankshares	3,257	90,447
United Community*	3,286	47,910
United Fire Group	1,500	43,035
Univ Health Realty REIT	868	34,815
Urstadt Biddle Pptys Class A REIT	1,400	27,342
ViewPoint Financial	2,522	50,163
Virtus Investment*	412	71,812
Wageworks Inc*	1,520	63,445
Wilshire Bancorp Inc	4,087	33,227
Wintrust Financial	2,679	106,196
World Acceptance*	1,143	97,921
Total Financial		9,026,537

Industrial (16.65%)
Aaon Inc	1,800	41,976
AAR Corp	2,578	64,682
Actuant Corp	5,294	189,102
Advanced Energy Ind.*	2,791	50,880
Aegion Corp*	2,572	55,041
Aerovironment Inc.*	1,045	22,896
Albany International	2,105	67,928
AM Castle & Co*	759	12,000
American Science&Eng	603	33,997
Analogic Corp	900	67,176
AO Smith Corp	5,524	232,283
Apogee Enterprises	1,775	49,523
Applied Industrial	2,988	142,289
Arkansas Best Corp	1,834	45,630
Astec Industries Inc	1,314	$45,412
Atlas Air Worldwide*	1,868	86,302
AZZ Incorporated	1,608	60,364
Badger Meter Inc	981	44,223
Barnes Group Inc	3,255	101,784
Bel Fuse Inc	579	10,422
Belden Inc.	3,409	193,358
Benchmark Electronic*	4,413	96,954
Brady Corp Class A	3,802	125,466
Briggs & Stratton Co	3,633	69,354
Bristow Group Inc.	2,619	172,068
Calgon Carbon Corp*	4,071	70,021
Checkpoint Systems*	2,878	42,220
CIRCOR International	1,124	64,619
Cognex Corp	2,975	169,516
Coherent Inc	1,686	94,635
Comfort Systems USA	2,300	34,730
CTS Corp	1,721	23,956
Cubic Corp	1,450	72,805
Curtiss-Wright Corp	3,343	139,604
Darling Intl.*	8,110	164,065
Drew Industries Inc	1,200	50,352
DXP Enterprises Inc.*	709	48,198
Dycom Industries Inc*	2,323	59,027
Electro Scientific	1,841	20,233
EMCOR Group Inc	4,813	180,921
Encore Wire	1,100	41,503
EnerSys	3,419	175,326
Engility Holdings*	1,160	39,046
EnPro Industries Inc*	1,486	84,672
ERA Group Inc.*	1,546	38,387
ESCO Technologies	1,736	53,208
Exponent Inc	1,013	65,977
Faro Technologies*	1,000	37,130
Federal Signal Corp*	4,325	50,473
FEI Co	2,783	217,853
Forward Air Corp	2,103	77,453
Franklin Electric Co	2,730	98,062
GenCorp Inc*	4,277	64,454
Gibraltar Industries*	1,600	20,608
Griffon Corp	2,720	30,002
Haynes International	874	38,657
Headwaters Inc*	4,351	37,245
Heartland Express	3,631	50,544
Hillenbrand Inc	4,521	111,940
HUB Group Inc*	2,500	92,875
II-VI Inc*	3,686	71,066
Intermec Inc*	3,246	32,038
Intervac Inc*	1,100	6,589
John Bean Tech.	2,067	45,288
Kaman Corp	1,879	66,141
Kaydon Corp	2,247	63,927
Knight Trans.	4,476	72,869
Koppers Holdings	1,485	57,573
Lindsay Corp.	905	68,798
Littelfuse Inc	1,627	120,024
LSB Industries, Inc.*	1,129	33,893
Lydall Inc*	745	11,570
Measurement Specialt*	1,097	51,932
Methode Electronics	2,454	58,626
Moog Inc*	3,279	166,573
Movado Group Inc	1,100	46,871
Mueller Industries	2,732	146,271
Myers Industries Inc	2,549	47,309
National Presto Ind.	327	$22,556
Newport Corp*	2,500	38,350
Old Dominion Freight*	5,030	218,402
Olympic Steel Inc	500	12,990
Orbital Sciences*	4,203	72,964
Orion Marine Group*	1,870	18,363
OSI Systems Inc*	1,366	99,308
Park Electrochemical	1,318	35,112
Plexus Corp*	2,500	81,850
Powell Industries*	616	32,482
Quanex Building	2,706	45,028
Rofin-Sinar Tech.*	2,059	46,307
Rogers Corp*	1,150	63,791
RTI Intl Metals*	2,177	67,422
Simpson Mfg.	2,893	90,464
Standex Intl.	901	48,104
STR Holdings Inc.*	2,759	4,580
Sturm Ruger & Co Inc	1,292	67,662
Teledyne Tech.*	2,644	204,037
Tennant Company	1,324	68,014
Tetra Tech Inc*	4,496	102,419
Texas Industries*	2,008	117,870
Tredegar Corp	1,471	32,877
TTM Technologies Inc*	3,120	29,765
Universal Forest	1,405	52,603
Vicor Corp*	1,051	8,208
Watts Water Tech.	2,113	109,475
Total Industrial		7,699,788

Technology (8.91%)
Agilysys Inc*	1,491	16,833
ATMI Inc*	2,001	49,125
Avid Technology Inc*	2,399	12,931
Blackbaud Inc.	3,212	115,696
Bottomline Tech Inc*	2,622	71,371
Brooks Automation	4,331	38,113
Cabot Microelec.*	1,677	60,573
CACI Intl Inc Class A*	2,194	147,876
Ceva Inc*	1,529	27,721
Ciber Inc*	5,122	18,644
Cirrus Logic, Inc.*	4,885	109,913
Cohu Inc	1,484	14,736
Computer Programs	791	43,473
CSG Systems Intl.	2,100	49,434
Digi International*	1,689	15,691
Digital River Inc*	2,536	43,822
Diodes Inc*	2,499	62,225
DSP Group Inc*	1,496	9,500
Ebix Inc.	2,652	30,153
Elec. For Imaging*	3,295	96,478
Entropic Comm. Inc.*	6,290	26,292
EPIQ Systems Inc	2,381	29,167
Exar Corp*	2,852	34,851
GT Adv Tech Inc*	8,450	54,587
Hittite Microwave*	1,930	118,039
iGATE Corporation*	2,019	47,144
Insight Enterprises*	2,982	56,986
Interactive Intell.*	1,057	62,257
j2 Global Inc.	3,311	163,034
Kopin Corp*	3,225	10,643
Kulicke & Soffa Ind.*	5,154	57,003
LivePerson Inc.*	3,226	30,066
Manhattan Associates*	1,548	135,450
Medidata Solutions*	1,572	140,600

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Mercury Systems Inc.*	2,030	$17,722
Micrel Inc	3,300	30,360
Microsemi Corp*	6,721	172,998
MicroStrategy Inc.*	592	54,352
MKS Instruments Inc	3,734	93,537
Monolithic Power Sys	2,491	76,274
Monotype Imaging	2,612	67,259
MTS Systems Corp	1,024	61,614
Nanometrics Inc*	1,246	17,805
NetScout Systems Inc*	2,530	62,845
Omnicell, Inc.*	2,000	43,480
Pericom Semi.*	1,192	8,380
Power Integrations	1,900	99,028
Progress Software Co*	4,514	110,412
QLogic Corp*	6,441	68,210
Quality Systems Inc	2,760	57,104
Radisys Corp*	829	2,810
Rubicon Technology*	1,219	14,884
Rudolph Technologies*	2,269	23,484
Sigma Designs Inc*	1,600	7,568
Super Micro Computer*	1,744	22,393
Supertex Inc	890	20,523
Sykes Enterprises*	2,956	50,341
Synaptics Inc*	2,272	87,836
Synchronoss Tech*	2,006	68,966
Synnex Corp*	1,729	82,145
Take-Two Interactive*	6,173	113,336
Tangoe Inc*	2,294	47,692
Tessera Technologies	3,684	67,565
Triquint Semi.*	11,743	88,542
Tyler Technologies*	2,000	147,780
Ultratech Inc*	1,810	51,187
Veeco Instruments*	2,931	102,937
Virtusa Corporation*	1,414	37,216
Volterra Semiconduct*	1,868	42,815
Total Technology		4,121,827

Utilities (3.31%)
Allete Inc	2,599	122,673
American States Wtr	1,344	70,694
Avista Corp	4,134	$108,600
El Paso Electric Co	2,842	97,765
Laclede Grp Inc/The	2,196	97,788
New Jersey Resources	2,989	128,766
Northwest Nat. Gas	1,924	78,961
NorthWestern Corp.	2,615	105,045
Piedmont Natural Gas	5,479	176,753
South Jersey Ind	2,157	124,588
Southwest Gas Corp	3,304	154,561
UIL Holdings Corp	3,440	129,894
UNS Energy Corp.	2,938	134,355
Total Utilities		1,530,443

Total Common Stock (Cost $31,393,190)		43,239,063

Right/Warrant (0.01%)
Biglari Holdings Rights*	103	3,049
Total Right/Warrant (Cost $0)		3,049

Short-Term Investments (5.84%)

United States Treasury Bills (5.84%)	Par Value
United States T-Bill 10/31/2013, DN	$2,000,000	1,999,849
United States T-Bill 12/19/2013, DN	400,000	399,967
United States T-Bill 01/23/2014, DN	300,000	299,959
Total United States Treasury Bills		2,699,775

Total Short-Term Investments (Cost $2,699,769)		2,699,775

Total Investments (Cost $34,092,959) (a) (99.36%)		45,941,887
Other Net Assets (0.64%)		297,956
Net Assets (100.00%)		$46,239,843

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $34,092,959. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$14,897,940
Unrealized depreciation	(3,049,012)
Net unrealized appreciation	$11,848,928

(c) Futures contracts at Aug 31, 2013: Contracts - $100 times premium / delivery month / commitment

Russell 2000 MINI	Unrealized Appreciation
29 / SEP 2013 / Long	$12,348

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (99.33%)

Basic Materials (4.10%)
Chemicals (4.10%)
EI Du Pont de Nemour	19,286	$1,091,973
PPG Industries Inc	24,300	3,795,903
Praxair Inc	15,167	1,780,606
Sensient Tech.	17,000	704,820
Total Basic Materials		7,373,302

Communications (5.58%)
Media (1.71%)
Walt Disney Co	50,535	3,074,044

Telecommunications (3.87%)
AT&T Inc	86,469	2,925,246
Rogers Comm Inc. DL USD$ Class B	20,140	797,544
Verizon Comm.	68,242	3,233,306
		6,956,096

Total Communications		10,030,140

Consumer, Cyclical (7.14%)
Auto Manufacturers (1.42%)
Ford Motor Co	158,000	2,558,020

Retail (5.72%)
Home Depot Inc	46,150	3,437,714
McDonald's Corp	25,868	2,440,904
Ross Stores Inc	24,384	1,640,068
Target Corp	43,339	2,743,792
		10,262,478

Total Consumer, Cyclical		12,820,498

Consumer, Non-Cyclical (24.29%)
Agriculture (2.93%)
AbbVie Inc.	41,610	1,773,002
Altria Group Inc	52,900	1,792,252
Reynolds American	35,584	1,694,866
		5,260,120

Beverages (1.49%)
PepsiCo Inc	33,600	2,678,928

Biotechnology (3.45%)
Celgene Corp.*	27,935	3,910,341
Gilead Sciences Inc*	38,000	2,290,260
		6,200,601

Commercial Services (1.53%)
Lender Processing	17,011	542,651
Moody's Corp	13,992	889,332
Paychex Inc	34,000	1,315,120
		2,747,103

Cosmetics / Personal Care (2.72%)
Colgate-Palmolive Co	20,400	1,178,508
Procter & Gamble Co	47,580	3,706,006
		4,884,514

Food (0.80%)
ConAgra Foods Inc	42,450	1,435,659

Healthcare - Products (3.89%)
Baxter International	45,886	$3,191,830
Johnson & Johnson	43,800	3,784,758
		6,976,588

Healthcare - Services (3.58%)
Aetna Inc	20,984	1,330,176
Healthsouth Corp.*	74,000	2,328,040
WellPoint Inc (New)	32,300	2,750,022
		6,408,238

Household Products / Wares (0.87%)
Kimberly-Clark Corp	16,800	1,570,464

Pharmaceuticals (3.03%)
Abbott Laboratories	41,610	1,386,861
AmerisourceBergen Co	45,612	2,596,235
Merck & Co Inc	30,900	1,461,261
		5,444,357

Total Consumer, Non-Cyclical		43,606,572

Energy (13.90%)
Oil & Gas (11.71%)
Anadarko Petroleum	21,340	1,950,903
Apache Corp	25,626	2,195,636
BP PLC ADR	51,700	2,135,210
Chevron Corp	56,524	6,807,185
ConocoPhillips	19,648	1,302,662
Devon Energy Corp	15,952	910,700
Exxon Mobil Corp	46,936	4,090,942
Royal Dutch Shell	25,500	1,647,045
		21,040,283

Oil & Gas Services (1.86%)
Baker Hughes Inc	27,455	1,276,383
Schlumberger Ltd	25,500	2,063,970
		3,340,353

Pipelines (0.33%)
Spectra Energy Corp.	18,000	595,980

Total Energy		24,976,616

Financial (16.17%)
Banks (9.88%)
Bank of America Corp	40,000	564,800
Bank of NY Mellon	21,450	637,923
Goldman Sachs Group	27,750	4,221,608
JPMorgan Chase & Co	110,198	5,568,304
State Street Corp	14,400	960,768
US Bancorp	60,600	2,189,478
Wells Fargo & Co	87,889	3,610,480
		17,753,361

Diversified Financial Services (2.93%)
BlackRock, Inc.	9,000	2,342,880
Morgan Stanley	70,450	1,814,792
NYSE Euronext	26,450	1,105,610
		5,263,282

Insurance (2.54%)
Arthur J Gallagher	32,400	1,339,416
Aspen Insurance Hldg	26,315	936,025
Marsh & McLennan Cos	13,600	$560,728
Principal Financial	28,150	1,151,898
Stancorp Financial	11,150	583,368
		4,571,435

Savings & Loans (0.82%)
New York Cmnty Bncrp	100,000	1,465,000

Total Financial		29,053,078

Industrial (9.82%)
Aerospace/Defense (3.39%)
Boeing Co	17,000	1,766,640
Northrop Grumman	8,600	793,522
Rockwell Collins Inc	12,400	877,548
United Technologies	26,500	2,652,649
		6,090,359

Electronics (0.26%)
Agilent Technologies	9,870	460,337

Machinery - Construction & Mining (1.30%)
Caterpillar Inc	28,342	2,339,349

Miscellaneous Manufacturing (2.90%)
3M Co	23,812	2,704,567
Danaher Corp	38,300	2,509,416
		5,213,983

Transportation (1.97%)
FedEx Corp	4,830	518,549
Seaspan Corp.	25,000	533,250
Union Pacific Corp	5,475	840,632
United Parcel Svs.	19,260	1,648,271
		3,540,702

Total Industrial		17,644,730

Technology (12.02%)
Computers (5.08%)
Apple Inc.	11,200	5,454,959
EMC Corp	29,720	766,182
Hewlett-Packard Co	50,000	1,117,000
Intl Bus Machines	9,860	1,797,182
		9,135,323

Semiconductors (4.36%)
Analog Devices Inc	14,040	649,771
Intel Corp	122,563	2,693,935
Kla-Tencor Corp	10,440	575,766
Linear Technology Co	26,180	1,003,479
Qualcomm Inc	26,775	1,774,647
Taiwan Semi Mfg Co ADR	30,000	496,800
Texas Instruments	16,500	630,300
		7,824,698

Software (2.58%)
Microsoft Corp	77,733	2,596,282
Oracle Corp	64,130	2,043,182
		4,639,464

Total Technology		21,599,485

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (CONTINUED)	8/31/2013

Security De scription	Shares	Value (Note 1)
Utilities (6.31%)
Electric (5.35%)
Ameren Corp	22,900	$774,249
Consolidated Edison	31,700	1,782,490
DTE Energy Co	7,000	468,090
Duke Energy	26,999	1,771,134
Entergy Corp	11,946	755,346
Exelon Corp	18,746	571,566
FirstEnergy Corp	23,574	883,318
NextEra Energy Inc.	11,200	900,032
PG&E Corp	15,000	620,400
Pinnacle West Cap	11,000	596,970
Southern Co/The	11,500	478,630
		9,602,225

Gas (0.96%)
AGL Resources Inc	5,867	257,855
NiSource Inc	27,000	790,020
Sempra Energy	8,050	$679,581
		1,727,456

Total Utilities		11,329,681

Total Common Stock (Cost $113,021,192)		178,434,102

Short-Term Investments (0.11%)

United States Treasury Bills (0.11%)	Par Value
United States T-Bill 12/19/2013, DN	$200,000	199,984
Total United States Treasury Bills		199,984

Total Short-Term Investments (Cost $199,979)		199,984

Total Investments (Cost $113,221,171) (a) (99.44%)	$178,634,086
Other Net Assets (0.56%)	1,000,448
Net Assets (100.00%)	179,634,534

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $113,503,390. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$66,771,984
Unrealized depreciation	(1,641,288)
Net unrealized appreciation	$65,130,696

European Growth & Income Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (96.31%)

Basic Materials (7.03%)
Chemicals (2.33%)
BASF SE	3,488	$304,851

Iron / Steel (0.02%)
APERAM Registry Shares	185	2,505

Mining (4.68%)
Anglo American plc ADR	11,403	129,835
BHP Billiton LTD ADR	4,500	284,760
Rio Tinto PLC ADR	4,400	198,484
		613,079

Total Basic Materials		920,435

Communications (11.01%)
Telecommunications (11.01%)
Deutsche Telekom AG ADR	11,525	147,635
Nokia ADR*	15,928	62,119
Orange ADR	7,700	78,232
Telefonaktiebolaget LM Ericsson ADR	12,888	151,821
Telefonica SA*	18,495	250,792
Vodafone Group PLC ADR	23,233	751,588
Total Communications		1,442,187

Consumer, Cyclical (2.01%)
Auto Manufacturers (2.01%)
Daimler AG	3,835	263,273
Total Consumer, Cyclical		263,273

Consumer, Non-Cyclical (31.82%)
Agriculture (3.18%)
Brit American Tob. ADR	4,100	416,437

Beverages (5.91%)
Anheuser-Busch InBev ADR	4,700	438,745
Diageo PLC ADR	2,735	$335,530
		774,275

Food (8.07%)
Nestle SA ADR	12,412	812,365
Unilever NV	6,508	244,896
		1,057,261

Pharmaceuticals (14.66%)
Bayer AG ADR	1,515	168,271
Novartis AG ADR	10,757	785,046
Roche Holding AG ADR	9,632	599,688
Sanofi Aventis ADR	7,700	367,906
		1,920,911

Total Consumer, Non-Cyclical		4,168,884

Energy (11.81%)
Oil & Gas (11.81%)
BP PLC ADR	6,876	283,979
ENI SpA ADR	7,482	340,281
Royal Dutch Shell	7,220	466,340
Total SA ADR	8,258	456,750
Total Energy		1,547,350

Financial (20.80%)
Banks (15.08%)
Banco Bilbao Vizcaya	14,915	142,886
Banco Santander ADR	38,077	270,727
Barclays PLC ADR	8,751	152,880
BNP Paribas ADR	5,452	170,975
Deutsche Bank AG	5,544	240,720
HSBC Holdings PLC	11,565	606,237
Intesa Sanpaolo ADR	5,800	68,382
Societe Generale ADR	10,900	95,266
UBS AG	11,792	227,586
		1,975,659

Diversified Financial Services (0.91%)
Credit Suisse Group	4,151	$119,798

Insurance (4.81%)
Allianz AG ADR	18,157	261,189
AXA ADR	6,984	151,483
ING Groep NV ADR*	20,000	217,400
		630,072

Total Financial		2,725,529

Industrial (8.31%)
Building Materials (0.65%)
CRH PLC ADR	4,000	85,000

Electronics (0.98%)
Koninklijke Philips ADR	4,184	128,951

Miscellaneous Manufacturing (6.67%)
Siemens AG	8,235	874,227

Total Industrial		1,088,178

Technology (2.07%)
Software (2.07%)
SAP AG ADR	3,667	270,698
Total Technology		270,698

Utilities (1.46%)
Electric (1.46%)
E.ON AG	6,935	109,966
GDF Suez ADR	3,758	81,737
Total Utilities		191,703

Total Common Stock (Cost $12,415,078)		12,618,237

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Par Value	Value (Note 1)
Short-Term Investments (3.05%)

United States Treasury Bills (3.05%)
United States T-Bill 10/31/2013, DN	$200,000	$199,985
United States T-Bill 12/19/2013, DN	100,000	99,992
United States T-Bill 01/23/2014, DN	100,000	99,986
Total United States Treasury Bills		399,963

Total Short-Term Investments (Cost $399,962)		399,963

Total Investments (Cost $12,815,040) (a) (99.37%)		13,018,200
Other Net Assets (0.63%)		83,002
Net Assets (100.00%)		$13,101,202

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $12,816,471. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$2,829,293
Unrealized depreciation		(2,627,564)
Net unrealized appreciation		$201,729

Nasdaq-100 Index Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (96.40%)

Basic Materials (0.38%)
Chemicals (0.27%)
Sigma-Aldrich Corp	2,148	$177,145

Mining (0.11%)
Randgold Resources ADR	878	68,502

Total Basic Materials		245,647

Communications (31.53%)
Internet (18.53%)
Amazon.Com Inc*	8,372	2,352,364
Baidu Inc. ADR*	5,619	761,543
eBay Inc*	24,497	1,224,605
Equinix, Inc*	880	152,891
Expedia Inc	2,183	102,077
F5 Networks Inc*	1,406	117,232
Facebook Inc*	34,103	1,407,772
Google Inc*	4,017	3,401,997
Liberty Interactive Class A*	8,939	201,843
NetFlix Inc*	1,002	284,478
Priceline.com Inc*	977	916,944
Symantec Corp	12,435	318,460
Yahoo! Inc*	22,365	606,539
		11,848,745

Media (8.12%)
Comcast Corp	39,731	1,672,278
DIRECTV*	11,133	647,718
Discovery Comm. Series A*	2,605	201,914
Liberty Media Corp.*	1,974	269,412
Liberty Global Plc*	3,777	293,397
Sirius XM Radio Inc.	134,528	481,610
Twenty-First Century Class A	29,563	926,209
Viacom Inc (New)	8,794	$699,651
		5,192,189

Telecommunications (4.88%)
Cisco Systems Inc	98,340	2,292,304
SBA Communications Class A*	2,277	170,775
Vodafone Group PLC ADR	20,410	660,264
		3,123,343

Total Communications		20,164,277

Consumer, Cyclical (7.46%)
Auto Manufacturers (1.07%)
Paccar Inc	6,314	338,494
Tesla Motors, Inc.*	2,062	348,478
		686,972

Distribution / Wholesale (0.55%)
Fastenal Co	5,296	232,971
Fossil Group Inc.*	1,047	121,599
		354,570

Lodging (0.40%)
Wynn Resorts Ltd	1,803	254,295

Retail (5.05%)
Bed Bath & Beyond*	3,901	287,660
Costco Wholesale	8,438	943,959
Dollar Tree Inc.*	3,995	210,537
O'Reilly Automotive*	1,971	241,861
Ross Stores Inc	3,923	263,861
Sears Canada Inc.	797	8,847
Sears Holding Corp.*	1,899	84,012
Staples Inc	11,851	164,847
Starbucks Corp	14,452	$1,019,156
		3,224,740

Toys / Games / Hobbies (0.39%)
Mattel Inc	6,165	249,683

Total Consumer, Cyclical		4,770,260

Consumer, Non-Cyclical (18.84%)
Beverages (0.27%)
Monster Beverage Co*	2,962	169,989

Biotechnology (10.53%)
Alexion Pharma Inc.*	3,483	375,328
Amgen Inc	14,114	1,537,579
Biogen Idec Inc*	4,576	974,780
Celgene Corp.*	8,005	1,120,540
Gilead Sciences Inc*	28,551	1,720,768
Life Technologies*	3,075	228,811
Regeneron Pharma.*	1,999	484,378
Vertex Pharma.*	3,952	296,993
		6,739,177

Commercial Services (1.76%)
Automatic Data	9,707	690,750
Paychex Inc	6,495	251,227
Verisk Analytics Inc Class A*	3,005	186,851
		1,128,828

Food (3.16%)
Kraft Foods Group	11,927	617,461
Mondelez Int'l Inc.	34,385	1,054,588
Whole Foods Market	6,620	349,205
		2,021,254

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Continued)	8/31/2013

Security Description	Shares	Value (Note 1)
Healthcare - Products (0.85%)
Dentsply Intl.	2,557	$107,368
Henry Schein Inc*	1,555	157,133
Intuitive Surgical*	716	276,748
		541,249

Pharmaceuticals (2.27%)
Catamaran Corp. USD$ DL*	3,675	201,794
Express Scripts Hldg*	15,757	1,006,557
Mylan Inc*	6,802	240,383
		1,448,734

Total Consumer, Non-Cyclical		12,049,231

Industrial (0.98%)
Electronics (0.22%)
Garmin Ltd	3,502	142,777

Environmental Control (0.27%)
Stericycle Inc*	1,540	173,342

Transportation (0.49%)
CH Robinson WW	2,866	162,989
Expeditors Intl.	3,688	149,585
		312,574

Total Industrial		628,693

Technology (37.21%)
Computers (14.55%)
Apple Inc.	14,998	7,304,777
Cognizant Technology*	6,448	472,638
Dell Inc	36,996	509,435
NetApp, Inc.	6,433	267,227
Sandisk Corp	4,343	239,647
Seagate Technology	6,400	245,248
Western Digital	4,219	261,578
		9,300,550

Semiconductors (11.52%)
Altera Corp	5,714	200,961
Analog Devices Inc	5,500	254,540
Applied Materials	21,449	321,949
Avago Technologies	4,396	169,290
Broadcom Corp	9,300	234,918
Intel Corp	91,854	2,018,951
Kla-Tencor Corp	2,961	163,299
Linear Technology Co	4,163	159,568
Maxim Integrated Pro	5,195	144,655
Microchip Technology	3,519	136,572
Micron Technology*	18,387	$249,512
Nvidia Corp	10,316	152,161
Qualcomm Inc	32,065	2,125,268
Texas Instruments	21,798	832,684
Xilinx Inc	4,710	204,508
		7,368,836

Software (11.14%)
Activision Blizzard	19,948	325,551
Adobe Systems Inc*	10,552	482,754
Akamai Technologies*	3,172	145,849
Autodesk Inc*	4,005	147,184
BMC Software Inc*	2,569	118,174
CA Inc	8,089	236,603
Cerner Corp*	6,136	282,624
Check Point Software*	3,506	196,581
Citrix Systems Inc*	3,340	236,372
Fiserv Inc*	2,377	228,834
Intuit Inc	5,300	336,709
Microsoft Corp	128,212	4,282,281
Nuance Communication*	5,672	108,278
		7,127,794

Total Technology		23,797,180

Total Common Stock (Cost $43,742,567)		61,655,288

Preferred Stock (0.00%)
Orchard Supply HWare Series A; 0% Coupon	50	3
Total Preferred Stock (Cost $57)		3

Short-Term Investments (2.81%)

United States Treasury Bills (2.81%)	Par Value
United States T-Bill 10/31/2013, DN	$900,000	899,932
United States T-Bill 12/19/2013, DN	500,000	499,959
United States T-Bill 01/23/2014, DN	400,000	399,945
Total United States Treasury Bills		1,799,836

Total Short-Term Investments (Cost $1,799,829)		1,799,836

Total Investments (Cost $45,542,453) (a) (99.21%)	$63,455,127
Other Net Assets (0.79%)	504,211
Net Assets (100.00%)	$63,959,338

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $45,610,134. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$19,060,252
Unrealized depreciation	(1,215,259)
Net unrealized appreciation	$17,844,993

(b) At August 31, 2013, certain United States Treasury Bills with a market value of $1,799,836 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at Aug 31, 2013: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-MINI	Unrealized Depreciation
35 / SEP 2013 / Long	$(13,168)

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments	8/31/2013

Security Description	Shares	Value (Note 1)
Common Stock (83.21%)

Basic Materials (0.77%)
Iron/Steel (0.77%)
Schnitzer Steel Indu	1,412	$35,653
Total Basic Materials		35,653

Communications (5.76%)
Internet (3.11%)
Google Inc*	170	143,973

Telecommunications (2.65%)
DigitalGlobe Inc.*	2,016	60,883
Sierra Wireless, Inc DL*	5,000	61,600
		122,483

Total Communications		266,456

Consumer, Cyclical (10.80%)
Auto Manufacturers (3.94%)
Kandi Technologies*	12,212	57,519
Tesla Motors, Inc.*	739	124,890
		182,409

Auto Parts & Equipment (2.88%)
Johnson Controls Inc	3,282	133,019

Home Furnishings (1.16%)
Sharp Corporation ADR*	14,000	53,550

Office Furnishings (2.82%)
Herman Miller Inc	3,474	88,483
Interface Inc	2,366	41,784
		130,267

Total Consumer, Cyclical		499,245

Consumer, Non-Cyclical (7.07%)
Food (7.07%)
Hain Celestial Group*	1,374	112,366
SunOpta Inc.*	9,128	81,696
United Natural Foods*	2,189	132,718
Total Consumer, Non-Cyclical		326,780

Energy (2.05%)
Energy-Alternate Sources (2.05%)
Solarcity Corp*	3,027	94,866
Total Energy		94,866

Industrial (30.37%)
Building Materials (1.66%)
LSI Industries Inc	2,603	17,544
TREX Company Inc*	1,337	59,189
		76,733

Electrical Components & Equipment (10.74%)
Advanced Energy Ind.*	4,900	$89,327
Canadian Solar $USD DL*	10,804	135,158
GrafTech Intl*	8,100	63,342
Sunpower Corp*	4,357	93,632
Universal Display*	2,119	73,339
Vestas Wind System ADR*	6,700	41,316
		496,114

Electronics (8.44%)
Badger Meter Inc	3,031	136,637
Itron Inc*	2,242	83,985
Kyocera Corp ADR	1,024	104,202
Waters Corp*	657	64,944
		389,768

Engineering & Construction (0.95%)
ABB Ltd. ADR	2,062	44,147

Environmental Control (2.52%)
Calgon Carbon Corp*	2,774	47,713
Darling Intl.*	3,400	68,782
		116,495

Machinery-Diversified (2.04%)
Lindsay Corp.	611	46,448
Xylem Inc	1,929	47,801
		94,249

Metal Fabricate/Hardware (1.51%)
Sims Metal Managment ADR	8,476	69,927

Miscellaneous Manufacturing (2.51%)
Pentair Ltd.	1,932	116,133

Total Industrial		1,403,566

Technology (16.32%)
Semiconductors (15.49%)
Aixtron AG ADR*	3,246	50,573
Applied Materials	6,395	95,989
Atmel Corp*	10,500	76,230
Brooks Automation	3,700	32,560
Cree Inc*	1,719	95,387
First Solar, Inc.*	4,300	157,895
IXYS Corp	4,508	41,789
Qualcomm Inc	1,700	112,676
SunEdison Inc.*	7,257	53,412
		716,511

Software (0.83%)
Digi International*	4,113	38,210

Total Technology		754,721

Utilities (10.07%)
Electric (1.23%)
Ameresco Inc.*	4,798	$41,071
Ormat Techologies	627	15,719
		56,790

Water (8.84%)
American Water Works	3,484	141,938
California Water	4,103	81,855
Consolidated WaterCo	4,896	62,522
Veolia Environment ADR	7,950	122,589
		408,904

Total Utilities		465,694

Total Common Stock (Cost $3,777,191)		3,846,981

Total Investments (Cost $3,777,191) (a) (83.21%)		3,846,981
Other Net Assets (16.79%)		776,384
Net Assets (100.00%)		$4,623,365

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $3,777,191. At August 31, 2013, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$262,821
Unrealized depreciation		(193,029)
Net unrealized appreciation		$69,792

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2013

	California Tax-Free Income Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$98,471,267	$34,274,022	$29,919,645	$8,693,981	$71,897,649
Market value of investments (Note 1)	99,131,160	34,274,022	30,847,867	8,706,004	71,897,649
Cash	70,914	62,864	76,504	6,334	66,787
Interest receivable	1,217,783	8,421	252,832	12,961	—
Receivable for investments sold	—	—	—	—	—
Receivable for fund shares sold	1,725	33,030	118,296	1,683	684,132
Receivable from investment advisor	—	5,197	—	—	11,164
Prepaid expenses	—	—	—	—	—
Total assets	$100,421,582	$34,383,534	$31,295,499	$8,726,982	$72,659,732

Liabilities
Payable for investments purchased	—	—	—	—	—
Payable for fund shares repurchased	57,197	12,936	3,460	160	5,940
Payable to investment advisor	42,860	—	12,564	1,154	—
Distributions payable	60,436	—	811	—	—
Accrued 12b-1 fees	—	—	1,838	466	49
Accrued shareholder service fees	—	—	1,831	497	77
Accrued administration fees	7,888	2,601	2,537	688	5,360
Accrued expenses	19,996	10,650	16,465	7,306	19,103
Total liabilities	$188,377	$26,187	$39,506	$10,271	$30,529

Net assets	$100,233,205	$34,357,347	$31,255,993	$8,716,711	$72,629,203

Net assets at August 31, 2013 consist of
Paid-in capital	99,391,372	34,357,347	31,258,483	8,721,072	72,628,822
Undistributed net investment income	239,439	—	44,507	(16,384)	—
Accumulated net realized gain (loss)	(57,499)	—	(975,219)	—	381
Unrealized appreciation (depreciation) of investments	659,893	—	928,222	12,023	—
Total net assets	$100,233,205	$34,357,347	$31,255,993	$8,716,711	$72,629,203

Net assets
Direct Shares	$100,233,205	$34,357,347	$22,967,806	$6,818,834	$69,479,012
A Shares	$—	$—	$1,185,216	$—	$—
K Shares	$—	$—	$7,102,971	$1,897,877	$3,150,191

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	8,896,259	34,403,972	2,212,139	670,397	69,480,757
A Shares (no par value, unlimited shares authorized)	—	—	114,182	—	—
K Shares (no par value, unlimited shares authorized)	—	—	682,879	187,043	3,148,474

Net asset value per share
Direct Shares	$11.27	$1.00	$10.38	$10.17	$1.00
A Shares	$—	$—	$10.38	$—	$—
K Shares	$—	$—	$10.40	$10.15	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2013 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$62,631,208	$93,372,583	$34,092,959	$113,221,171
Market value of investments (Note 1)	110,116,888	150,991,252	45,941,887	178,634,086
Cash	863,114	171,268	297,042	583,757
Interest receivable	—	—	—	—
Dividend receivable	245,733	175,923	28,793	580,356
Receivable for fund shares sold	67,619	70,225	67,739	74,535
Receivable for investments sold	—	—	—	—
Variation margin receivable	—	—	—	—
Receivable from investment advisor	—	—	—	—
Prepaid expenses	—	—	—	—
Total assets	$111,293,354	$151,408,668	$46,335,461	$179,872,734

Liabilities
Payable for investments purchased	—	—	—	—
Payable for fund shares repurchased	9,830	8,926	9,744	56,352
Payable to investment advisor	14,602	51,793	17,745	78,350
Fund Income Distribution Pay	—	—	—	—
Variation margin payable	12,140	20,025	40,645	—
Accrued 12b-1 fees	2,101	1,766	2,583	6,479
Accrued shareholder service fees	3,667	2,078	3,087	2,952
Accrued administration fees	8,799	12,185	3,663	14,404
Accrued expenses	24,889	26,555	18,151	79,663
Total liabilities	$76,028	$123,328	$95,618	$238,200

Net assets	$111,217,326	$151,285,340	$46,239,843	$179,634,534

Net assets at August 31, 2013 consist of
Paid-in capital	61,720,466	87,102,934	31,298,264	130,530,892
Undistributed net investment income	655,215	222,041	—	1,231,442
Accumulated net realized gain (loss)	1,375,740	6,392,336	3,080,303	(17,540,715)
Unrealized appreciation (depreciation)of investments	47,485,680	57,618,669	11,848,928	65,412,915
Unrealized appreciation (depreciation) of futures contracts	(19,775)	(50,640)	12,348	—
Total net assets	$111,217,326	$151,285,340	$46,239,843	$179,634,534

Net assets
Direct Shares	$101,124,430	$143,698,764	$34,837,594	$157,350,034
A Shares	$—	$—	$—	$14,360,024
K Shares	$10,092,896	$7,586,576	$11,402,249	$7,924,476

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,010,192	5,415,025	1,775,479	7,291,066
A Shares (no par value, unlimited shares authorized)	—	—	—	666,089
K Shares (no par value, unlimited shares authorized)	300,150	287,548	589,000	370,268

Net asset value per share
Direct Shares	$33.59	$26.54	$19.62	$21.58
A Shares	$—	$—	$—	$21.56
K Shares	$33.63	$26.38	$19.36	$21.40

See accompanying notes to financial statements.

Statements of Assets & Liabilities August 31, 2013 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$12,815,040	$45,542,453	$3,777,189
Market value of investments (Note 1)	13,018,200	63,455,127	3,846,981
Cash	22,593	378,505	668,426
Interest receivable	—	—	—
Dividend receivable	34,530	86,769	3,266
Receivable for fund shares sold	50,598	108,552	196,815
Receivable for investments sold	—	—	—
Variation margin receivable	—	—	—
Receivable from investment advisor	—	—	8,494
Prepaid expenses	—	—	—
Total assets	$13,125,921	$64,028,953	$4,723,982

Liabilities
Payable for investments purchased	—	—	95,743
Payable for fund shares repurchased	3,728	12,853	—
Payable to investment advisor	6,697	11,317	—
Fund Income Distribution Pay	—	—	—
Variation margin payable	—	11,455	—
Accrued 12b-1 fees	1,320	2,143	—
Accrued shareholder service fees	1,621	6,954	—
Accrued administration fees	1,035	4,978	302
Accrued expenses	10,318	19,915	4,572
Total liabilities	$24,719	$69,615	$100,617

Net assets	$13,101,202	$63,959,338	$4,623,365

Net assets at August 31, 2013 consist of
Paid-in capital	13,421,834	50,131,503	4,564,434
Undistributed net investment income	52,298	202,634	—
Accumulated net realized gain (loss)	(576,090)	(4,274,305)	(10,861)
Unrealized appreciation (depreciation)of investments	203,160	17,912,674	69,792
Unrealized appreciation (depreciation) of futures contracts	—	(13,168)	—
Total net assets	$13,101,202	$63,959,338	$4,623,365

Net assets
Direct Shares	$7,305,872	$54,259,190	$4,623,365
A Shares	$—	$—	$—
K Shares	$5,795,330	$9,700,148	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	872,728	6,852,761	386,635
A Shares (no par value, unlimited shares authorized)	—	—	—
K Shares (no par value, unlimited shares authorized)	691,929	1,257,723	—

Net asset value per share
Direct Shares	$8.37	$7.92	$11.96
A Shares	$—	$—	$—
K Shares	$8.38	$7.71	$—

See accompanying notes to financial statements.

Statements of Operations For the Year Ended August 31, 2013

	California Tax-Free Income Fund	California Tax-Free Money Market Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$4,120,311	$38,863	$881,648	$53,078	$52,344
Total	4,120,311	38,863	881,648	53,078	52,344

Expenses
Management fees (Note 2)	519,900	176,895	176,070	49,410	368,444
Administration fees (Note 2)	96,460	32,724	32,539	9,133	68,113
Transfer agent fees	24,734	18,435	35,191	16,721	36,907
Accounting services	42,440	17,997	22,282	13,267	32,774
Custodian fees	7,473	4,115	3,458	1,238	6,358
Legal, audit, and compliance fees (Note 2)	35,090	15,047	15,456	8,045	27,921
Trustees fees	3,230	3,282	3,246	3,248	3,251
Insurance	3,234	1,028	1,115	339	2,360
Printing	2,893	3,669	3,706	1,685	6,468
Registration and dues	3,811	2,740	10,149	2,751	10,296
12b-1 fees (Note 2)	—	—	22,653	4,967	—
Shareholder service fees (Note 2)	—	—	19,529	4,967	—
Total expenses	739,265	275,932	345,394	115,771	562,892
Less reimbursement from manager (Note 2)	—	(237,069)	(42,642)	(47,533)	(510,548)
Net expenses	739,265	38,863	302,752	68,238	52,344
Net investment income (loss)	3,381,046	—	578,896	(15,160)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	43,991	—	(86,370)	4,050	411
Change in unrealized appreciation (depreciation) of investments	(5,678,073)	—	(1,710,532)	(35,374)	—
Net realized and unrealized gain (loss) of investments	(5,634,082)	—	(1,796,902)	(31,324)	411
Net increase (decrease) in net assets resulting from operations	$(2,253,036)	$—	$(1,218,006)	$(46,484)	$411

See accompanying notes to financial statements.

Statements of Operations For the Year Ended August 31, 2013 (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$3,275	$429	$529	$626
Dividend income (net of foreign tax witheld: $366; $0; $38; $21,426 respectively)	2,306,857	2,402,603	596,005	4,581,726
Total	2,310,132	2,403,032	596,534	4,582,352

Expenses
Management fees (Note 2)	267,717	572,328	202,859	859,671
Administration fees (Note 2)	98,922	132,109	37,472	158,827
Transfer agent fees	36,705	36,128	29,205	228,348
Accounting services	59,680	69,301	43,908	61,961
Custodian fees	9,617	12,107	5,035	11,692
Legal, audit, and compliance fees (Note 2)	35,391	46,454	16,205	54,127
Trustees fees	3,245	3,251	3,247	3,233
Insurance	2,853	3,973	1,094	4,904
Printing	8,998	8,443	6,697	28,600
Registration and dues	21,942	21,740	12,180	30,288
12b-1 fees (Note 2)	21,947	18,023	26,136	53,286
Shareholder service fees (Note 2)	21,947	18,023	26,136	18,464
Licensing fee	9,987	12,796	3,405	—
Total expenses	598,951	954,676	413,579	1,513,401
Less reimbursement from manager (Note 2)	(170,589)	(88,777)	(61,085)	—
Net expenses	428,362	865,899	352,494	1,513,401
Net investment income	1,881,770	1,537,133	244,040	3,068,951

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	485,470	6,499,471	2,904,380	5,810,827
Net realized gain (loss) from futures contracts	1,927,828	319,165	403,040	(55,112)
Change in unrealized appreciation (depreciation) of investments	14,585,868	21,315,624	5,793,044	23,216,522
Change in unrealized appreciation (depreciation) of futures contracts	(49,720)	(104,480)	(40,365)	—
Net realized and unrealized gain (loss) on investments	16,949,446	28,029,780	9,060,099	28,972,237
Net increase (decrease) in net assets resulting from operations	$18,831,216	$29,566,913	$9,304,139	$32,041,188

See accompanying notes to financial statements.

Statements of Operations For the Year/Period Ended August 31, 2013 (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund*
Investment income
Interest income	$18	$1,261	$—
Dividend income (net of foreign tax witheld: $80,512; $465; $51 respectively)	486,683	834,114	8,238
Total	486,701	835,375	8,238

Expenses
Management fees (Note 2)	108,094	266,007	7,858
Administration fees (Note 2)	11,748	49,132	722
Transfer agent fees	22,577	43,947	5,314
Accounting services	14,219	28,243	2,931
Custodian fees	1,226	6,462	2,156
Legal, audit, and compliance fees (Note 2)	8,525	19,603	130
Trustees fees	3,252	3,250	1,356
Insurance	352	1,398	3
Printing	2,500	7,031	778
Registration and dues	3,587	14,426	19,306
12b-1 fees (Note 2)	14,188	23,630	—
Shareholder service fees (Note 2)	14,188	23,630	—
Licensing fee	—	5,000	—
Total expenses	204,456	491,759	40,554
Less reimbursement from manager (Note 2)	(48,911)	(183,818)	(30,829)
Net expenses	155,545	307,941	9,725
Net investment income (loss)	331,156	527,434	(1,487)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(188,507)	283,085	(10,861)
Net realized gain (loss) from futures contracts	—	(301,402)	—
Change in unrealized appreciation (depreciation) of investments	1,673,282	6,744,836	69,792
Change in unrealized appreciation (depreciation) of futures contracts	—	(57,838)	—
Net realized and unrealized gain (loss) on investments	1,484,775	6,668,681	58,931
Net increase (decrease) in net assets resulting from operations	$1,815,931	$7,196,115	$57,444

*	Commencement of operations on March 12, 2013.

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2013

	California Tax-Free Income Fund		California Tax-Free Money Market Fund
	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012
Operations
Net investment income	$3,381,046	$3,545,583	$—	$—
Net realized gain (loss) on investments	43,991	19,415	—	—
Change in unrealized appreciation (depreciation) of investments	(5,678,073)	4,370,486	—	—
Net increase (decrease) in net assets resulting from operations	(2,253,036)	7,935,484	—	—

Distributions to shareholders
Distributions from net investment income	(3,349,652)	(3,524,672)	—	—
Distributions from realized capital gains on investments	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	49,434	2,152,501	1,113,378	(11,229,281)
Total increase (decrease)	(5,553,254)	6,563,313	1,113,378	(11,229,281)

Net assets
Beginning of period	105,786,459	99,223,146	33,243,969	44,473,250
End of period	$100,233,205	$105,786,459	$34,357,347	$33,243,969
Including undistributed net investment income of:	$239,439	$208,045	$—	$—

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012
Operations
Net investment income (loss)	$578,896	$638,052	$(15,160)	$50,151	$—	$—
Net realized gain (loss) on investments	(86,370)	3,810	4,050	13,221	411	(31)
Change in unrealized appreciation (depreciation) of investments	(1,710,532)	449,414	(35,374)	(106,356)	—	—
Net increase (decrease) in net assets resulting from operations	(1,218,006)	1,091,276	(46,484)	(42,984)	411	(31)

Distributions to shareholders
Distributions from net investment income
Direct shares	(447,342)	(498,888)	(2,554)	(49,110)	—	—
A shares	(20,064)	(17,153)	—	—	—	—
B shares	—	(1,843)	—	—	—	—
K shares	(99,530)	(111,669)	—	(491)	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(10,793)	(21,824)	—	—
A shares	—	—	—	—	—	—
B shares*	—	—	—	—	—	—
K shares	—	—	(2,587)	(6,501)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(3,451,079)	(2,170,632)	(2,301,756)	(3,541,538)	(4,496,016)	12,018,641
Total increase (decrease)	(5,236,021)	(1,708,909)	(2,364,174)	(3,662,448)	(4,495,605)	12,018,610

Net assets
Beginning of period	36,492,014	38,200,923	11,080,885	14,743,333	77,124,808	65,106,198
End of period	$31,255,993	$36,492,014	$8,716,711	$11,080,885	$72,629,203	$77,124,808
Including undistributed net investment income (loss) of:	$44,507	$30,256	$(16,384)	$1,037	$—	$—

*	Shelton Core Value Fund Class B Shares and the U.S. Government Securities Fund Class B Shares were converted to their respective Fund’s Class A shares on August 15, 2012.

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2013 (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012
Operations
Net investment income	$1,881,770	$1,626,072	$1,537,133	$983,848	$244,040	$164,221
Net realized gain (loss) on investments	485,470	(87,226)	6,499,471	8,619,284	2,904,380	(165,516)
Net realized gain (loss) on futures contracts	1,927,828	203,100	319,165	185,616	403,040	45,165
Change in unrealized appreciation (depreciation) of investments	14,585,868	12,757,819	21,315,624	4,969,845	5,793,044	5,261,254
Change in unrealized appreciation (depreciation) of futures contracts	(49,720)	34,855	(104,480)	16,792	(40,365)	91,428
Net increase (decrease) in net assets resulting from operations	18,831,216	14,534,620	29,566,913	14,775,385	9,304,139	5,396,552

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,459,063)	(1,439,697)	(1,452,986)	(844,222)	(236,663)	(132,609)
A shares	—	—	—	—	—	—
K shares	(97,677)	(114,178)	(47,327)	(13,648)	(39,683)	(4,038)
Distributions from realized capital gains on investments
Direct shares	—	—	(7,448,989)	(5,155,034)	(53,008)	(1,776,289)
A shares	—	—	—	—	—	—
K shares	—	—	(405,592)	(338,641)	(19,984)	(785,677)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	507,356	(3,010,827)	1,178,379	(6,430,819)	1,454,637	942,776
Total increase (decrease)	17,781,832	9,969,918	21,390,398	1,993,021	10,409,438	3,640,715

Net assets
Beginning of period	93,435,494	83,465,576	129,894,942	127,901,921	35,830,405	32,189,690
End of period	$111,217,326	$93,435,494	$151,285,340	$129,894,942	$46,239,843	$35,830,405
Including undistributed net investment income of:	$655,215	$320,140	$222,041	$177,106	$—	$—
	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012
Operations
Net investment income	$3,068,951	$2,798,304	$331,156	$313,054	$527,434	$165,649
Net realized gain (loss) on investments	5,810,827	(352,197)	(188,507)	21	283,085	2,420,706
Net realized gain (loss) on futures contracts	(55,112)	—	—	—	(301,402)	273,794
Change in unrealized appreciation (depreciation) of investments	23,216,522	18,101,367	1,673,282	(328,684)	6,744,836	4,089,905
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	(57,838)	51,337
Net increase (decrease) in net assets resulting from operations	32,041,188	20,547,474	1,815,931	(15,609)	7,196,115	7,001,391

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,146,175)	(2,451,697)	(171,773)	(181,602)	(366,065)	(108,399)
A shares	(169,867)	(171,880)	—	—	—	—
B shares*	—	(20,421)	—	—	—	—
K shares	(77,717)	(89,880)	(114,843)	(136,329)	(32,575)	(4,442)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(10,772,451)	(5,642,586)	89,542	56,399	11,468,746	13,121,715
Total increase (decrease)	18,874,978	12,171,010	1,618,857	(277,141)	18,266,221	20,010,265

Net assets
Beginning of period	160,759,556	148,588,546	11,482,345	11,759,486	45,693,117	25,682,852
End of period	$179,634,534	$160,759,556	$13,101,202	$11,482,345	$63,959,338	$45,693,117
Including undistributed net investment income of:	$1,231,442	$556,249	$52,298	$7,758	$202,634	$73,840

*	Shelton Core Value Fund Class B Shares and the U.S. Government Securities Fund Class B Shares were converted to their respective Fund’s Class A shares on August 15, 2012.

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2013 (Continued)

Shelton Green Alpha Fund
March 12, 2013* to August 31, 2013
Operations
Net investment income (loss)	$(1,487)
Net realized gain (loss) on investments	(10,861)
Net realized gain (loss) on futures contracts	—
Change in unrealized appreciation (depreciation) of investments	69,792
Change in unrealized appreciation (depreciation) of futures contracts	—
Net increase (decrease) in net assets resulting from operations	57,444

Distributions to shareholders
Distributions from net investment income	—
Distributions from realized capital gains on investments	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	4,565,921
Increase (decrease) in net assets resulting from capital share transactions due to merger (Note 5)	—
Total increase (decrease)	4,623,365

Net assets
Beginning of period	—
End of period	$4,623,365
Including undistributed net investment income of:	$—

*	Commencement of operations

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2013 (Continued)

	California Tax-Free Income Fund				California Tax-Free Money Market Fund
	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013	Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares/Value	Shares	Value
Shares sold	1,083,623	$12,801,943	835,666	$9,811,797	71,992,405	53,601,573	$53,601,573
Shares issued in reinvestment of distributions	212,776	2,507,652	224,894	2,627,023	—	—	—
Shares repurchased	(1,297,257)	(15,260,161)	(880,176)	(10,286,319)	(70,879,027)	(64,850,856)	(64,830,854)
Net increase (decrease)	(858)	$49,434	180,384	$2,152,501	1,113,378	(11,249,283)	$(11,229,281)

The United States	Direct Shares		K Shares
Treasury Trust	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2013	Year Ended August 31, 2012
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	43,779,594	54,807,830	1,661,694	1,527,069
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(48,917,552)	(41,649,833)	(1,019,752)	(2,666,425)
Net increase (decrease)	(5,137,958)	13,157,997	641,942	(1,139,356)

U.S. Government	Direct Shares				K Shares
Securities Fund	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	531,349	$5,690,522	555,390	$6,041,097	129,678	$1,396,020	206,032	$2,243,923
Shares issued in reinvestment of distributions	40,660	435,163	44,096	479,873	9,308	99,530	10,238	111,669
Shares repurchased	(823,861)	(8,754,258)	(737,195)	(8,013,863)	(204,789)	(2,205,067)	(288,102)	(3,137,523)
Net increase (decrease)	(251,852)	$(2,628,573)	(137,709)	$(1,492,893)	(65,803)	$(709,517)	(71,832)	$(781,931)

	A Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value
Shares sold	10,509	$112,797	13,764	$149,751
Shares issued due to conversion from B to A	—	—	17,542	190,502
Shares issued in reinvestment of distributions	1,824	19,477	1,518	16,547
Shares repurchased	(22,714)	(245,263)	(4,879)	(52,992)
Net increase (decrease)	(10,381)	$(112,989)	27,945	$303,808

Short-Term U.S.	Direct Shares				K Shares
Government Bond Fund	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	142,166	$1,450,005	190,743	$1,956,710	52,642	$537,133	118,164	$1,216,293
Shares issued in reinvestment of distributions	1,300	13,260	6,808	69,862	253	2,586	679	6,993
Shares repurchased	(355,176)	(3,623,088)	(446,328)	(4,580,488)	(66,817)	(681,652)	(215,185)	(2,210,908)
Net increase (decrease)	(211,710)	$(2,159,823)	(248,777)	$(2,553,916)	(13,922)	$(141,933)	(96,342)	$(987,622)

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2013 (Continued)

S&P 500 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	836,825	$24,905,058	245,883	$6,608,335	86,879	$2,784,756	70,088	$1,857,483
Shares issued in reinvestment of distributions	43,348	1,346,027	47,460	1,245,153	3,087	96,497	4,313	112,949
Shares repurchased	(832,978)	(26,343,047)	(329,375)	(8,982,390)	(73,058)	(2,281,935)	(141,784)	(3,852,357)
Net increase (decrease)	47,195	$(91,962)	(36,032)	$(1,128,902)	16,908	$599,318	(67,383)	$(1,881,925)

S&P MidCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	503,896	$12,638,719	414,834	$9,137,939	62,696	$1,543,760	68,722	$1,501,379
Shares issued in reinvestment of distributions	377,978	8,579,907	260,690	5,491,727	20,077	451,211	16,795	351,143
Shares repurchased	(810,415)	(20,193,384)	(870,152)	(19,169,945)	(74,264)	(1,841,834)	(168,679)	(3,743,062)
Net increase (decrease)	71,459	$1,025,242	(194,628)	$(4,540,279)	8,509	$153,137	(83,162)	$(1,890,540)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	363,563	$6,564,770	231,757	$3,455,100	130,497	$2,256,777	135,666	$1,993,138
Shares issued in reinvestment of distributions	16,715	286,749	133,018	1,861,015	3,629	59,667	57,368	789,714
Shares repurchased	(280,046)	(4,979,317)	(211,394)	(3,164,002)	(157,743)	(2,734,009)	(273,214)	(3,992,189)
Net increase (decrease)	100,232	$1,872,202	153,381	$2,152,113	(23,617)	$(417,565)	(80,180)	$(1,209,337)

Shelton Core Value Fund	Direct Shares				K Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	507,740	$10,265,462	669,935	$11,527,251	66,870	$1,320,490	114,928	$1,971,218
Shares issued in reinvestment of distributions	108,117	2,083,511	140,973	2,380,469	4,063	77,705	5,361	89,854
Shares repurchased	(1,086,963)	(21,726,296)	(1,043,642)	(18,018,623)	(69,441)	(1,379,948)	(163,942)	(2,823,136)
Net increase (decrease)	(471,106)	$(9,377,323)	(232,734)	$(4,110,903)	1,492	$18,247	(43,653)	$(762,064)

	A Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value
Shares sold	17,756	$355,448	95,968	$1,666,527
Shares issued due to conversion from B to A	—	—	100,099	1,823,801
Shares issued in reinvestment of distributions	8,610	165,488	10,129	170,910
Shares repurchased	(98,613)	(1,934,311)	(122,820)	(2,141,535)
Net increase (decrease)	(72,247)	$(1,413,375)	83,376	$1,519,703

See accompanying notes to financial statements.

Statements of Changes in Net Assets August 31, 2013 (Continued)

European Growth	Direct Shares				K Shares
& Income Fund	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	228,942	$1,877,568	244,477	$1,762,389	141,790	$1,153,012	203,704	$1,484,156
Shares issued in reinvestment of distributions	21,430	171,329	24,971	180,534	14,322	114,843	18,752	136,329
Shares repurchased	(230,686)	(1,904,481)	(187,307)	(1,362,361)	(161,371)	(1,322,729)	(297,351)	(2,144,648)
Net increase (decrease)	19,686	$144,416	82,141	$580,562	(5,259)	$(54,874)	(74,895)	$(524,163)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2013		Year Ended August 31, 2012
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,355,572	$31,407,842	3,025,676	$19,910,198	324,473	$2,264,880	425,157	$2,678,275
Shares issued in reinvestment of distributions	49,915	357,093	17,558	107,902	4,709	32,460	788	4,437
Shares repurchased	(2,699,979)	(19,421,764)	(1,055,250)	(6,776,864)	(453,460)	(3,171,765)	(450,369)	(2,802,233)
Net increase (decrease)	1,705,508	$12,343,171	1,987,984	$13,241,236	(124,278)	$(874,425)	(24,424)	$(119,521)

Shelton Green Alpha Fund	Direct Shares
	March 12, 2013* to August 31, 2013
	Shares	Value
Shares sold	458,270	$5,410,633
Shares issued in reinvestment of distributions	—	—
Shares repurchased	(71,635)	(844,712)
Net increase (decrease)	386,635	$4,565,921

*	Commencement of operations

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year)

California Tax-Free Income Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$11.89	$11.38	$11.69	$11.27	$11.40
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.38	0.41	0.44	0.46	0.47
Net gain (loss) on securities (both realized and unrealized)	(0.62)	0.51	(0.25)	0.42	(0.10)
Total from investment operations	(0.25)	0.92	0.19	0.88	0.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.41)	(0.45)	(0.46)	(0.47)
Distributions from capital gains	—	—	(0.05)	0.00 (a)	(0.03)
Total distributions	(0.38)	(0.41)	(0.50)	(0.46)	(0.50)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$11.27	$11.89	$11.38	$11.69	$11.27

Total return	(2.12)%	8.17%	1.73%	7.98%	3.44%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$100,233	$105,786	$99,223	$111,786	$107,668
Ratio of expenses to average net assets	0.71%	0.72%	0.72%	0.73%	0.74%
Ratio of net investment income to average net assets	3.29%	3.50%	3.93%	4.02%	4.23%
Portfolio turnover	11%	10%	2%	10%	21%

California Tax-Free Money Market Fund Direct Shares	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		0.007
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.007)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.68%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$34,357		$33,244		$44,473		$47,344		$74,285
Ratio of expenses to average net assets
Before expense reimbursements	0.78	%(d)	0.79	%(d)	0.74	%(d)	0.76	%(d)	0.80	%(c)
After expense reimbursements	0.11	%(d)	0.13	%(d)	0.23	%(d)	0.31	%(d)	0.55	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.67	)%(d)	(0.66	)%(d)	(0.51	)%(d)	(0.45	)%(d)	0.46	%(c)
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.71	%(c)

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

U.S. Government Securities Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.93	$10.79	$10.68	$10.38	$10.46
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19	0.20	0.21	0.31	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.56)	0.13	0.11	0.30	(0.08)
Total from investment operations	(0.37)	0.33	0.32	0.61	0.29
LESS DISTRIBUTIONS
Dividends from net investment income	(0.18)	(0.19)	(0.21)	(0.31)	(0.37)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of period	$10.38	$10.93	$10.79	$10.68	$10.38

Total return	(3.38)%	3.13%	3.09%	6.04%	2.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$22,968	$26,927	$28,080	$32,467	$22,111
Ratio of expenses to average net assets:
Before expense reimbursements	0.86%	0.87%	0.86%	0.94%	0.86%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	1.62%	1.69%	1.85%	2.79%	3.38%
After expense reimbursements	1.74%	1.82%	1.97%	2.99%	3.51%
Portfolio turnover	6%	9%	62%	54%	82%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.96	$10.82	$10.70	$10.43	$10.53
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.13	0.14	0.16	0.26	0.32
Net gain (loss) on securities (both realized and unrealized)	(0.55)	0.14	0.12	0.30	(0.09)
Total from investment operations	(0.42)	0.28	0.28	0.56	0.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.14)	(0.16)	(0.29)	(0.33)
Net asset value, end of period	$10.40	$10.96	$10.82	$10.70	$10.43

Total return	(3.88)%	2.60%	2.65%	5.50%	2.19%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,103	$8,202	$8,878	$8,668	$7,425
Ratio of expenses to average net assets:
Before expense reimbursements	1.36%	1.37%	1.37%	1.44%	1.36%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	1.12%	1.19%	1.35%	2.30%	2.88%
After expense reimbursements	1.24%	1.32%	1.47%	2.50%	3.01%
Portfolio turnover	6%	9%	62%	54%	82%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund A Shares	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$10.94		$10.81		$10.69		$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.16		0.17		0.18		0.07
Net gain on securities (both realized and unrealized)	(0.55)		0.13		0.13		0.28
Total from investment operations	(0.39)		0.30		0.31		0.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)		(0.17)		(0.19)		(0.07)
Net asset value, end of period	$10.38		$10.94		$10.81		$10.69

Total return	(3.57	)%(e)	2.77	%(e)	2.92	%(e)	3.39	%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$1,185		$1,363		$1,044		$1,377
Ratio of expenses to average net assets:
Before expense reimbursements	1.11%		1.12%		1.11%		1.19	%(i)
After expense reimbursements	0.99%		0.99%		0.99%		0.99	%(i)
Ratio of net investment income to average net assets
Before expense reimbursements	1.37%		1.44%		1.61%		2.00	%(i)
After expense reimbursements	1.49%		1.57%		1.73%		2.20	%(i)
Portfolio turnover	6%		9%		62%		54%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.23	$10.32	$10.41	$10.26	$10.10
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)	0.05	0.07	0.09	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.04)	(0.07)	(0.04)	0.15	0.16
Total from investment operations	(0.05)	(0.02)	0.03	0.24	0.35
LESS DISTRIBUTIONS
Dividends from net investment income	—	(0.05)	(0.07)	(0.09)	(0.19)
Distributions from capital gains	(0.01)	(0.02)	(0.05)	—	—
Total distributions	(0.01)	(0.07)	(0.12)	(0.09)	(0.19)
Paid-in capital from redemption fee	—	—	—	—	(0.00	)(a)
Net asset value, end of period	$10.17	$10.23	$10.32	$10.41	$10.26

Total return	(0.43)%	(0.20)%	0.33%	2.32%	3.49%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$6,819	$9,021	$11,668	$12,581	$13,688
Ratio of expenses to average net assets:
Before expense reimbursements	1.07%	0.98%	0.92%	0.89%	0.95%
After expense reimbursements	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets
Before expense reimbursements	(0.53)%	0.10%	0.37%	0.59%	1.45%
After expense reimbursements	(0.05)%	0.49%	0.70%	0.89%	1.81%
Portfolio turnover	50%	13%	28%	42%	58%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$10.25	$10.34	$10.43	$10.30	$10.13
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.06)	(0.00)	0.02	0.04	0.14
Net gain (loss) on securities (both realized and unrealized)	(0.03)	(0.07)	(0.04)	0.15	0.16
Total from investment operations	(0.09)	(0.07)	(0.02)	0.19	0.30
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	(0.02)	(0.06)	(0.13)
Distributions from capital gains	(0.01)	(0.02)	(0.05)	—	—
Total distributions	(0.01)	(0.02)	(0.07)	(0.06)	(0.13)
Net asset value, end of period	$10.15	$10.25	$10.34	$10.43	$10.30

Total return	(0.85)%	(0.66)%	(0.18)%	1.82%	2.93%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$1,898	$2,060	$3,075	$3,224	$2,551
Ratio of expenses to average net assets:
Before expense reimbursements	1.57%	1.48%	1.42%	1.39%	1.45%
After expense reimbursements	1.09%	1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(1.04)%	(0.40)%	(0.13)%	0.09%	0.98%
After expense reimbursements	(0.56)%	(0.01)%	0.20%	0.39%	1.34%
Portfolio turnover	50%	13%	28%	42%	58%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

The United States Treasury Trust Direct Shares	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		0.002
Net gain on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	0.001		—
Total from investment operations	(0.000)		(0.000)		(0.000)		0.001		0.002
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		(0.002)
Distributions from capital gains	—		—		(0.000	)(a)	(0.001)		—
Total distributions	—		—		(0.000)		(0.001)		(0.002)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00	%(h)	0.00%		0.11%		0.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$69,479		$74,617		$61,459		$67,354		$25,301
Ratio of expenses to average net assets:
Before expense reimbursements	0.76	%(d)	0.78	%(d)(i)	0.78	%(d)	0.94	%(d)	0.91	%(c)
After expense reimbursements	0.07	%(d)	0.05	%(d)(i)	0.12	%(d)	0.15	%(d)	0.29	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.69	)%(d)	(0.73	)%(d)(i)	(0.66	)%(d)	(0.79	)%(d)	(0.46	)%(c)
After expense reimbursements	0.00	%(d)	0.00	%(d)(i)	0.00	%(d)	0.00	%(d)	0.16	%(c)

K Shares	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	—		—		—		—		—
Net gain on securities (both realized and unrealized)	(0.000	)(a)	(0.000	)(a)	(0.000	)(a)	—		—
Total from investment operations	(0.000)		(0.000)		(0.000)		—		—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—
Distributions from capital gains	—		—		(0.000	)(a)
Total distributions	—		—		(0.000)		—		—
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.04%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$3,150		$2,508		$3,647		$3,486		$3,302
Ratio of expenses to average net assets:
Before expense reimbursements	0.76	%(d)	0.77	%(d)	0.78	%(d)	0.93	%(d)	0.97	%(c)
After expense reimbursements	0.07	%(d)	0.05	%(d)	0.12	%(d)	0.14	%(d)	0.35	%(c)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.69	)%(d)	(0.73	)%(d)	(0.66	)%(d)	(0.79	)%(d)	(0.59	)%(c)
After expense reimbursements	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.03	%(c)

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.
(c)	Includes Temporary Guarantee Program expense and negative yield waiver adjustment.
(d)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P 500 Index Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$28.78	$24.91	$21.41	$20.81	$25.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.57	0.50	0.44	0.39	0.42
Net gain (loss) on securities (both realized and unrealized)	4.71	3.85	3.50	0.58	(5.09)
Total from investment operations	5.28	4.35	3.94	0.97	(4.67)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.47)	(0.48)	(0.44)	(0.37)	(0.43)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	—
Net asset value, end of period	$33.59	$28.78	$24.91	$21.41	$20.81

Total return	18.50%	17.68%	18.36%	4.62%	(17.86)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$101,124	$85,269	$74,717	$65,837	$67,017
Ratio of expenses to average net assets:
Before expense reimbursements	0.52%	0.54%	0.51%	0.56%	0.59%
After expense reimbursements	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets
Before expense reimbursements	1.65%	1.70%	1.55%	1.52%	2.03%
After expense reimbursements	1.81%	1.88%	1.70%	1.72%	2.26%
Portfolio turnover	3%	3%	1%	7%	5%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$28.83	$24.95	$21.47	$20.88	$26.05
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.41	0.37	0.31	0.28	0.33
Net gain (loss) on securities (both realized and unrealized)	4.74	3.86	3.51	0.60	(5.14)
Total from investment operations	5.15	4.23	3.82	0.88	(4.81)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.35)	(0.35)	(0.34)	(0.29)	(0.36)
Net asset value, end of period	$33.63	$28.83	$24.95	$21.47	$20.88

Total return	17.95%	17.08%	17.77%	4.15%	(18.29)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$10,093	$8,166	$8,749	$7,322	$6,300
Ratio of expenses to average net assets:
Before expense reimbursements	1.02%	1.04%	1.01%	1.06%	1.09%
After expense reimbursements	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets
Before expense reimbursements	1.15%	1.20%	1.05%	1.03%	1.51%
After expense reimbursements	1.31%	1.38%	1.20%	1.22%	1.74%
Portfolio turnover	3%	3%	1%	7%	5%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P MidCap Index Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$23.11	$21.68	$17.84	$16.17	$20.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.30	0.18	0.17	0.16	0.17
Net gain (loss) on securities (both realized and unrealized)	4.81	2.35	3.83	1.71	(4.29)
Total from investment operations	5.11	2.53	4.00	1.87	(4.12)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.15)	(0.16)	(0.17)	(0.15)
Distributions from capital gains	(1.41)	(0.95)	—	(0.03)	(0.50)
Total distributions	(1.68)	(1.10)	(0.16)	(0.20)	(0.65)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of period	$26.54	$23.11	$21.68	$17.84	$16.17

Total return	23.39%	12.22%	22.38%	11.54%	(18.90)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$143,699	$123,478	$120,089	$104,162	$108,279
Ratio of expenses to average net assets:
Before expense reimbursements	0.64%	0.65%	0.63%	0.66%	0.70%
After expense reimbursements	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets
Before expense reimbursements	1.04%	0.72%	0.69%	0.80%	1.09%
After expense reimbursements	1.10%	0.80%	0.74%	0.88%	1.21%
Portfolio turnover	8%	11%	16%	10%	31%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$23.00	$21.57	$17.77	$16.13	$20.94
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.18	0.06	0.05	0.07	0.10
Net gain (loss) on securities (both realized and unrealized)	4.77	2.36	3.82	1.70	(4.30)
Total from investment operations	4.95	2.42	3.87	1.77	(4.20)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.04)	(0.07)	(0.10)	(0.11)
Distributions from capital gains	(1.41)	(0.95)	—	(0.03)	(0.50)
Total distributions	(1.57)	(0.99)	(0.07)	(0.13)	(0.61)
Net asset value, end of period	$26.38	$23.00	$21.57	$17.77	$16.13

Total return	22.75%	11.69%	21.78%	10.97%	(19.31)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,587	$6,417	$7,813	$6,439	$5,556
Ratio of expenses to average net assets:
Before expense reimbursements	1.14%	1.15%	1.13%	1.16%	1.20%
After expense reimbursements	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets
Before expense reimbursements	0.54%	0.22%	0.19%	0.29%	0.59%
After expense reimbursements	0.61%	0.29%	0.24%	0.38%	0.70%
Portfolio turnover	8%	11%	16%	10%	31%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

S&P SmallCap Index Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$15.71	$14.59	$11.72	$10.98	$16.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.14	0.09	0.07	0.03	0.07
Net gain (loss) on securities (both realized and unrealized)	3.94	2.28	2.87	0.74	(4.04)
Total from investment operations	4.08	2.37	2.94	0.77	(3.97)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.08)	(0.06)	(0.01)	(0.07)
Distributions from capital gains	(0.03)	(1.17)	(0.01)	—	(1.59)
Return of capital distribution	—	—	—	(0.02)	—
Total distributions	(0.17)	(1.25)	(0.07)	(0.03)	(1.66)
Paid-in capital from redemption fee (Note 1)	—	—	—	—	(0.00	)(a)
Net asset value, end of period	$19.62	$15.71	$14.59	$11.72	$10.98

Total return	26.14%	17.35%	25.11%	7.03%	(22.04)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$34,838	$26,325	$22,203	$18,394	$17,365
Ratio of expenses to average net assets:
Before expense reimbursements	0.89%	0.92%	0.89%	0.95%	1.06%
After expense reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets
Before expense reimbursements	0.57%	0.45%	0.34%	0.02%	0.40%
After expense reimbursements	0.72%	0.63%	0.49%	0.24%	0.73%
Portfolio turnover	15%	0%	23%	5%	12%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$15.52	$14.42	$11.61	$10.90	$16.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.06	0.02	—	(0.03)	0.02
Net gain (loss) on securities (both realized and unrealized)	3.87	2.26	2.85	0.74	(4.03)
Total from investment operations	3.93	2.28	2.85	0.71	(4.01)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.01)	(0.03)	—	(0.04)
Distributions from capital gains	(0.03)	(1.17)	(0.01)	—	(1.59)
Total distributions	(0.09)	(1.18)	(0.04)	—	(1.63)
Net asset value, end of period	$19.36	$15.52	$14.42	$11.61	$10.90

Total return	25.47%	16.83%	24.52%	6.51%	(22.43)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$11,402	$9,505	$9,987	$7,806	$7,064
Ratio of expenses to average net assets:
Before expense reimbursements	1.39%	1.42%	1.39%	1.45%	1.56%
After expense reimbursements	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets
Before expense reimbursements	0.10%	(0.05)%	(0.16)%	(0.48)%	(0.10)%
After expense reimbursements	0.25%	0.13%	(0.01)%	(0.26)%	0.23%
Portfolio turnover	15%	0%	23%	5%	12%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Shelton Core Value Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$18.13	$16.17	$14.03	$13.14	$15.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.37	0.32	0.27	0.23	0.21
Net gain (loss) on securities (both realized and unrealized)	3.37	1.95	2.12	0.82	(2.51)
Total from investment operations	3.74	2.27	2.39	1.05	(2.30)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.31)	(0.25)	(0.16)	(0.20)
Distributions from capital gains	—	—	—	—	(0.05)
Total distributions	(0.29)	(0.31)	(0.25)	(0.16)	(0.25)
Net asset value, end of period	$21.58	$18.13	$16.17	$14.03	$13.14

Total return	20.80%	14.20%	17.01%	8.00%	(14.48)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$157,350	$140,741	$129,317	$123,305	$14,724
Ratio of expenses to average net assets:	0.84%	0.88%	0.87%	0.99%	0.97%
Ratio of net investment income to average net assets	1.83%	1.85%	1.63%	1.57%	1.83%
Portfolio turnover	5%	4%	13%	76%	27%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$18.00	$16.06	$13.95	$13.07	$15.64
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.27	0.23	0.19	0.12	0.15
Net gain (loss) on securities (both realized and unrealized)	3.34	1.93	2.12	0.87	(2.51)
Total from investment operations	3.61	2.16	2.31	0.99	(2.36)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.11)	(0.16)
Distributions from capital gains	—	—	—	—	(0.05)
Total distributions	(0.21)	(0.22)	(0.20)	(0.11)	(0.21)
Net asset value, end of period	$21.40	$18.00	$16.06	$13.95	$13.07

Total return	20.20%	13.59%	16.49%	7.56%	(14.91)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,924	$6,640	$6,624	$5,421	$4,447
Ratio of expenses to average net assets:	1.34%	1.38%	1.37%	1.49%	1.47%
Ratio of net investment income to average net assets	1.33%	1.35%	1.14%	1.07%	1.32%
Portfolio turnover	5%	4%	13%	76%	27%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund A Shares	Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011		May 7, 2010(g) to August 31, 2010
Net asset value, beginning of period	$18.12		$16.16		$14.03		$14.54
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.32		0.28		0.23		0.07
Net gain (loss) on securities (both realized and unrealized)	3.36		1.95		2.12		(0.53)
Total from investment operations	3.68		2.23		2.35		(0.46)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.24)		(0.27)		(0.22)		(0.05)
Net asset value, end of period	$21.56		$18.12		$16.16		$14.03

Total return	20.49	%(e)	13.92	%(e)	16.70	%(e)	(3.17	)%(e)(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$14,360		$13,379		$10,587		$10,607
Ratio of expenses to average net assets:	1.09%		1.13%		1.12%		1.24	%(i)
Ratio of net investment income to average net assets	1.58%		1.60%		1.38%		1.33	%(i)
Portfolio turnover	5%		4%		13%		76%

(b)	Calculated based upon average shares outstanding.
(e)	Not reflecting sales charge.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

European Growth & Income Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$7.40	$7.62	$7.42	$8.17	$9.73
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.23	0.22	0.21	0.19	0.23
Net gain (loss) on securities (both realized and unrealized)	0.94	(0.21)	0.20	(0.73)	(1.56)
Total from investment operations	1.17	0.01	0.41	(0.54)	(1.33)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.20)	(0.23)	(0.21)	(0.21)	(0.23)
Net asset value, end of period	$8.37	$7.40	$7.62	$7.42	$8.17

Total return	15.96%	0.20%	5.25%	(6.64)%	(13.27)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$7,306	$6,314	$5,871	$5,637	$7,049
Ratio of expenses to average net assets:
Before expense reimbursements	1.38%	1.43%	1.35%	1.38%	1.49%
After expense reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets
Before expense reimbursements	2.46%	2.58%	2.17%	2.01%	2.79%
After expense reimbursements	2.84%	3.01%	2.52%	2.38%	3.28%
Portfolio turnover	3%	0%	8%	0%	13%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$7.41	$7.63	$7.43	$8.20	$9.78
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)	0.19	0.19	0.17	0.16	0.20
Net gain (loss) on securities (both realized and unrealized)	0.95	(0.22)	0.21	(0.75)	(1.57)
Total from investment operations	1.14	(0.03)	0.38	(0.59)	(1.37)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.17)	(0.19)	(0.18)	(0.18)	(0.21)
Net asset value, end of period	$8.38	$7.41	$7.63	$7.43	$8.20

Total return	15.47%	(0.33)%	4.82%	(7.21)%	(13.69)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$5,795	$5,169	$5,888	$5,563	$5,542
Ratio of expenses to average net assets:
Before expense reimbursements	1.88%	1.93%	1.85%	1.88%	1.99%
After expense reimbursements	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets
Before expense reimbursements	1.92%	2.13%	1.64%	1.56%	2.32%
After expense reimbursements	2.31%	2.56%	1.99%	1.94%	2.81%
Portfolio turnover	3%	0%	8%	0%	13%

(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Year) (Continued)

Nasdaq-100 Index Fund Direct Shares	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011	Year Ended August 31, 2010		Year Ended August 31, 2009
Net asset value, beginning of period	$7.04	$5.67	$4.47	$4.12		$4.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.08	0.04	0.03	0.01		0.01
Net gain (loss) on securities (both realized and unrealized)	0.86	1.36	1.19	0.35		(0.58)
Total from investment operations	0.94	1.40	1.22	0.36		(0.57)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.03)	(0.02)	(0.01)		—
Return of capital distribution	—	—	—	(0.00	)(a)	(0.00	)(a)
Total distributions	(0.06)	(0.03)	(0.02)	(0.01)		(0.00	)(a)
Paid-in capital from redemption fee (Note 1)	—	—	—	—		(0.00	)(a)
Net asset value, end of period	$7.92	$7.04	$5.67	$4.47		$4.12

Total return	13.46%	24.78%	27.31%	8.73%		(12.14)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$54,259	$36,220	$17,912	$14,146		$13,262
Ratio of expenses to average net assets:
Before expense reimbursements	0.83%	0.88%	0.90%	0.96%		1.11%
After expense reimbursements	0.49%	0.49%	0.49%	0.49%		0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.73%	0.27%	0.08%	(0.24)%		(0.42)%
After expense reimbursements	1.08%	0.66%	0.50%	0.24%		0.19%
Portfolio turnover	13%	24%	24%	4%		8%

K Shares	Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$6.85	$5.53		$4.37		$4.03	$4.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.04	0.01		—		(0.01)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	0.84	1.31		1.16		0.35	(0.57)
Total from investment operations	0.88	1.32		1.16		0.34	(0.58)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.00	)(a)	(0.00	)(a)	—	—
Net asset value, end of period	$7.71	$6.85		$5.53		$4.37	$4.03

Total return	12.95%	23.94%		26.63%		8.44%	(12.58)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$9,700	$9,473		$7,771		$5,452	$4,792
Ratio of expenses to average net assets:
Before expense reimbursements	1.33%	1.38%		1.40%		1.46%	1.61%
After expense reimbursements	0.99%	0.99%		0.99%		0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.23%	(0.28)%		(0.42)%		(0.73)%	(0.92)%
After expense reimbursements	0.58%	0.11%		0.00%		(0.26)%	(0.31)%
Portfolio turnover	13%	24%		24%		4%	8%

(a)	Less than $0.01 per share.
(b)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	March 12, 2013(g) to August 31, 2013
Net asset value, beginning of period	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	1.97
Total from investment operations	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—
Return of capital distribution	—
Total distributions	—
Paid-in capital from redemption fee (Note 1)	—
Net asset value, end of period	$11.96

Total return	19.60	%(h)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	5.16	%(i)
After expense reimbursements	1.24	%(i)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(4.11	)%(i)
After expense reimbursements	(0.19	)%(i)
Portfolio turnover	12	%(h)

(b)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Not annualized.
(i)	Annualized.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements	August 31, 2013

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from regular federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003, and Class A on May 7, 2010. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the three classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to A and K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Portfolio securities of the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund is valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds’ Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2013, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Income Fund	United States Government Securities Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund
2014	$—	$266,271	$—	$9,731	$251,077
2015	—	80,163	—	6,268	1,821,379
2016	—	36,975	245,013	9,647	364,175
2017	—	109,369	11,364,497	—	642,849
2018	—	141,867	847,723	124,746	596,391
2019	—	245,271	3,699,956	205,587	—
Long Term with No Expiration	—	4,148	1,101,306	30,186	—
Short Term with No Expiration	57,499	—	—	—	—
Total	$57,499	$884,064	$17,258,495	$386,165	$3,675,871

$19,439, $59,164, and $768,018 of unutilized capital loss carry forwards expired at August 31, 2013 for U.S. Government Securities Fund, Euopean Growth & Income Fund, and Nasdaq-100 Index Fund (respectively).

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2013

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2013, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$(25,439)	$—	$25,439
U.S. Government Securities Fund	(19,440)	2,292	17,148
Short-Term U.S. Government Bond Fund	(6,261)	293	5,968
S&P 500 Index Fund	(10,045)	10,045	—
S&P MidCap Index Fund	(8,115)	8,115	—
S&P SmallCap Index Fund	(6,829)	32,306	(25,477)
European Growth & Income Fund	(59,164)	—	59,164
Nasdaq-100 Index Fund	(768,018)	—	768,018
Shelton Green Alpha Fund	(1,487)	1,487	—

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2013

The following table summarizes the valuation of the Trust’s securities at August 31, 2013 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (d)	Investments in Securities	Total	Futures Contracts - Assets or (Liabilities) (c)
California Tax-Free Income Fund	$—	$99,131,160	$—	$99,131,160	$—
California Tax-Free Money Market Fund	—	34,274,022	—	34,274,022	—
U.S. Government Securities Fund	—	30,847,867	—	30,847,867	—
Short-Term U.S. Government Bond Fund	—	8,706,004	—	8,706,004	—
The United States Treasury Trust Fund	—	71,897,649	—	71,897,649	—
S&P 500 Index Fund	107,517,008	2,599,880	—	110,116,888	(12,140)
S&P MidCap Index Fund	149,791,361	1,199,891	—	150,991,252	(20,025)
S&P SmallCap Index Fund	43,242,112	2,699,775	—	45,941,887	(40,645)
Shelton Core Value Fund	178,434,102	199,984	—	178,634,086	—
European Growth & Income Fund	12,618,237	399,963	—	13,018,200	—
Nasdaq-100 Index Fund	61,655,291	1,799,836	—	63,455,127	(11,455)
Shelton Green Alpha Fund	3,846,981	—	—	3,846,981	—
Total	$557,105,092	$253,756,031	$—	$807,014,142	$(71,235)

(a)	It is the Funds’ policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of August 31, 2013.
(b)	All publicly traded common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents variation margin on the last day of the reporting period.
(d)	All fixed income securities in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Nasdaq-100 Index Fund, Shelton Core Value Fund and Shelton Green Alpha Fund

Like many index funds, the Funds may invest in futures contracts and lend securities to minimize the performance variation between the Funds and the index. This performance gap occurs because, unlike the index, the Funds must pay operating expenses and contend with the flow of cash in and out of the portfolio. While the Trust expects each Funds’ performance to closely represent the index, the Funds will generally underperform the index.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index Funds these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. . Forthe non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At August 31, 2013, the number of open future contracts in S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Nasdaq-100 Index Fund was 44, 12, 29, and 35 respectively. The Shelton Core Value Fund and the Shelton Green Alpha Fund held no futures contracts at August 31, 2013. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities. The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

The realized gains or losses and change in unrealized gains or losses on future contracts are reflected in the appropriate financial statements.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2013

The effect of derivative instruments on the Statements of Operations for the period ended August 31, 2013:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund - Equity contracts	$1,927,828	$(49,720)
S&P MidCap Index Fund - Equity contracts	$319,165	$(104,480)
S&P SmallCap Index Fund - Equity contracts	$403,040	$(40,365)
Shelton Core Value Fund - Equity contracts	$(55,112)	$0
Nasdaq-100 Index Fund - Equity contracts	$(301,402)	$(57,838)

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, the Advisor receives compensation at the annual rate of 0.50% of the Funds’ average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, the Advisor receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds’ average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, the Advisor receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, the Advisor receives compensation at the annual rate of 0.85% of the Fund’s average daily net assets. The Advisor has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund’s total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund’s average daily net assets. In accordance with the terms of the management agreement with Shelton Green Alpha Fund, Shelton Capital receives compensation at the annual rate of 1.00% of the Fund’s average daily net assets. In turn Shelton Capital pays to the sub-advisor 0.50% of the annual rate. The Advisor has contractually agreed to further reduce total operating expense. This additional contractual reimbursement is effective until January 3, 2014 for all funds except the Shelton Green Alpha Fund which is effective through March 31, 2014 unless renewed and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursement from the manager for the year ended August 31, 2013, is as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	A Shares	Expiration
California Tax-Free Money Market Fund	$237,069	N/A	N/A	N/A	1/3/14
U.S. Government Securities Fund	42,642	0.74%	1.24%	0.99%	1/3/14
Short-Term U.S. Government Bond Fund	47,533	0.59%	1.09%	N/A	1/3/14
The United States Treasury Trust	510,548	0.53%	1.03%	N/A	1/3/14
S&P 500 Index Fund	170,589	0.36%	0.86%	N/A	1/3/14
S&P MidCap Index Fund	88,777	0.58%	1.08%	N/A	1/3/14
S&P SmallCap Index Fund	61,085	0.74%	1.24%	N/A	1/3/14
European Growth & Income Fund	48,911	1.00%	1.50%	N/A	1/3/14
Nasdaq-100 Index Fund	183,818	0.49%	0.99%	N/A	1/3/14
Shelton Green Alpha Fund	30,829	1.38%	N/A	N/A	1/3/14

At August 31, 2013, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $3,991,467. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/14	Expires 8/31/15	Expires 8/31/16
California Tax-Free Money Market Fund	$270,127	$251,654	$237,069
U.S. Government Securities Fund	50,194	51,670	42,642
Short-Term U.S. Government Bond Fund	51,740	51,793	47,533
The United States Treasury Trust	449,785	503,632	510,548
S&P 500 Index Fund	133,728	157,408	170,589
S&P MidCap Index Fund	64,600	94,461	88,777
S&P SmallCap Index Fund	51,275	60,960	61,085
European Growth & Income Fund	45,842	48,355	48,911
Nasdaq-100 Index Fund	105,959	126,483	183,818
Shelton Green Alpha Fund	—	—	30,829

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2013

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class A and K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class A and K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class A and K Shares.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the year ended August 31, 2013, the following were paid by the Class A and Class K Shares of each Fund of the Trust:

Fund	Class A 12b-1 Fees	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$3,124	$19,529	$19,529
Short-Term U.S. Government Bond Fund	—	4,967	4,967
The United States Treasury Trust	—	—	—
S&P 500 Index Fund	—	21,947	21,947
S&P MidCap Index Fund	—	18,023	18,023
S&P SmallCap Index Fund	—	26,136	26,136
Shelton Core Value Fund	34,822	18,464	18,464
European Growth & Income Fund	—	14,188	14,188
Nasdaq-100 Index fund	—	23,630	23,630

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended August 31, 2013 were as follows:

Fund	Purchases	Sales
California Tax-Free Income Fund	$10,917,066	$12,434,961
U.S. Government Securities Fund	2,171,063	8,231,592
Short-Term U.S. Government Bond Fund	4,811,879	7,072,618
S&P 500 Index Fund	2,628,909	2,527,600
S&P MidCap Index Fund	11,864,263	15,329,286
S&P SmallCap Index Fund	7,473,970	5,681,909
Shelton Core Value Fund	8,826,251	14,502,065
European Growth & Income Fund	344,468	454,230
Nasdaq-100 Index Fund	21,405,063	6,218,163
Shelton Green Alpha Fund	3,996,916	208,911

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2013

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

The tax character of distributions paid during the years ended August 31, 2013 and 2012 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2013	$—	$3,928	$—	$3,345,725	$3,349,653
	2012	—	34,980	—	3,489,692	3,524,672
California Tax-Free Money Market Fund	2013	—	—	—	—	—
	2012	—	—	—	—	—
U.S. Government Securities Fund	2013	—	566,936	—	—	566,936
	2012	—	629,553	—	—	629,553
Short-Term U.S. Government Bond Fund	2013	—	8,795	7,139	—	15,934
	2012	—	50,022	27,904	—	77,926
The United States Treasury Trust	2013	—	—	—	—	—
	2012	—	—	—	—	—
S&P 500 Index Fund	2013	—	1,556,740	—	—	1,556,740
	2012	—	1,553,875	—	—	1,553,875
S&P Mid Cap Index Fund	2013	—	1,854,547	7,500,347	—	9,354,894
	2012	—	857,870	5,493,675	—	6,351,545
S&P Small Cap Index Fund	2013	—	349,338	—	—	349,338
	2012	—	235,733	2,462,880	—	2,698,613
Shelton Core Value Fund	2013	—	2,393,759	—	—	2,393,759
	2012	—	2,733,878	—	—	2,733,878
European Growth & Income Fund	2013	—	286,616	—	—	286,616
	2012	—	317,931	—	—	317,931
Nasdaq-100 Index Fund	2013	—	398,640	—	—	398,640
	2012	—	112,841	—	—	112,841
Green Alpha Fund	2013	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2013.

The tax character of distributable earnings at August 31, 2013 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)	Total Distributable Earnings
California Tax-Free Income Fund	$54,495	(a)	$—	$(57,499)	$844,837	$—	$841,833
California Tax-Free Money Market Fund	—		—	—	—	—	—
U.S. Government Securities Fund	44,508		—	(884,064)	928,222	(91,156)	(2,490)
Short-Term U.S. Government Bond Fund	—		—	—	12,023	(16,384)	(4,361)
The United States Treasury Trust	381		—	—	—	—	381
S&P 500 Index Fund	1,426,770		1,097,593	—	46,972,498	—	49,496,861
S&P Mid Cap Index Fund	383,883		6,547,660	—	57,250,865	—	64,182,408
S&P Small Cap Index Fund	312,420		2,780,230	—	11,848,928	—	14,941,578
Shelton Core Value Fund	1,231,442		—	(17,258,495)	65,130,696	—	49,103,643
European Growth & Income Fund	52,298		—	(386,165)	201,729	(188,494)	(320,632)
Nasdaq-100 Index Fund	202,634		—	(3,675,871)	17,844,993	(543,921)	13,827,835
Green Alpha Fund	—		—	—	69,792	(10,861)	58,931

(a)	Tax exempt income is $46,240.
(b)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Shelton Funds	Notes to Financial Statements (Continued)	August 31, 2013

Note 5 - SUBSEQUENT EVENTS

In preparing the financial statements as of August 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements.

Fund Holdings (Unaudited): The Fund holdings shown in this report are as of August 31, 2013. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Record (Unaudited): The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds uses to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2013, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Shelton Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of California Tax-Free Income Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund, each a series of shares of beneficial interest of Shelton Funds, including the portfolios of investments, as of August 31, 2013 and the related statements of operations for the year then ended (except for Shelton Green Alpha, which is for the period March 12, 2013 (commencement of operations) to August 31, 2013), the statements of changes in net assets for each of the two years in the period then ended (except for Shelton Green Alpha, which is for the period March 12, 2013 (commencement of operations) to August 31, 2013), and the financial highlights for each of the five years in the period then ended (except for Shelton Green Alpha Fund, which is for the period March 12, 2013 (commencement of operations) to August 31, 2013). These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmations of securities owned as of August 31, 2013, by correspondence with the custodian and brokers or through other appropriate audit procedures where replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Tax-Free Income Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Nasdaq-100 Index Fund, and Shelton Green Alpha Fund as of August 31, 2013, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 28, 2013

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Date of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	P.O. Box 387 San Francisco, CA 94104	06/27/66	President, Secretary, Chairman, and Trustee	Since August 1998 Since July 2011
James W. Miller, Jr.	P.O. Box 387 San Francisco, CA 94104	05/28/66	Trustee	Since August 2001
Kevin T. Kogler	P.O. Box 387 San Francisco, CA 94104	02/21/66	Trustee	Since May 2006
Stephen H. Sutro	P.O. Box 387 San Francisco, CA 94104	04/09/69	Trustee	Since May 2006
William P. Mock	P.O. Box 387 San Francisco, CA 94104	12/29/66	Treasurer	Since February 2010
Teresa E. Axelson	P.O. Box 387 San Francisco, CA 94104	12/04/47	Chief Compliance Officer	Since November 2011

Each Trustee oversees the Trust’s twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

*Stephen C. Rogers
Chief Executive Officer, Shelton Capital, 1999 to present; Chief Operating Officer, Shelton Capital 1997 to 1999; Administrative Officer, Shelton Capital 1994 - 1997; Marketing Representative, Shelton Capital, 1993 to 1994.

James W. Miller, Jr.
Director, RREEF, 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to 2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP, 1992 - 1993.

Kevin T. Kogler
President & CEO MicroBiz LLC, 2012, President CAM Commerce Solutions, Principal, Robertson Piper Software Group, 2006 to present; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Investment Banking, Salomon Smith Barney, 2001 - 2002;Vice President, Investment Banking, CS First Boston/Donaldson Lufkin & Jenrette, 1997 - 2001.

Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002, Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.
William P. Mock	Portfolio Manager, Shelton Capital, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present; Head Trader, TKI Capital Management, 2003 to 2006.
Teresa E. Axelson
Chief Compliance Officer, Shelton Capital, 2011 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 955-9988.

*
Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital, the Trust’s Advisor and Administrator.

Shelton Green Alpha Fund Board Approval of the Investment Advisory Agreements (Unaudited)

The 1940 Act requires that the full Boards and a majority of the Independent Trustees annually approve the continuation of the Trust’s Investment Advisory Agreements dated January 1, 2007 between Shelton Funds and CCM Partners D/B/A Shelton Capital Management (the “Investment Advisory Agreement”), with respect to each Fund.  At a meeting held in-person on February 14, 2013, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund (formerly known as the Equity Income Fund), Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuance of the Investment Advisory Agreement with respect to each Fund with CCM Partners D/B/A Shelton Capital Management (“SCM”) for an additional one-year period ending March 31, 2014.

Prior to the meeting, the Independent Trustees requested information from SCM.  This information, together with other information provided by SCM, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below.  In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received.  During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM to the Funds.  In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding CCM (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process.  The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees.  The Board discussed the renewal of the Investment Advisory Agreement both with SCM representatives and in a private session with independent legal counsel at which representatives of SCM were not present.  In deciding to approve the renewal of the Investment Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor.  This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources.  The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization.  The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting.  The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services.  The Board considered, in connection with the performance of its investment management services to the Funds, the following:  SCM’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds.  As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the administration servicing agreements.

The Board concluded that SCM had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives.  The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices.  The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable.  In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the fund’s investment restrictions, the Fund’s size and similar factors.  Among the factors considered in this regard, were the following:

•
For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year period, and the second quartile over the 1-year, 5-year and 10-year periods.  The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year periods, and the second quartile over the 1-year and 10-year periods.  The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•	For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year, 5-year, and 10-year periods, and the fourth quartile over the 1-year period.

•
For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 5-year periods and in the second quartile over the 1-year and 10-year periods.  The Trustees noted with approval that the Fund was tracking its benchmark quite closely.

•
For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods.  The Trustees noted with approval that the Fund was tracking its benchmark very closely.

•
For the European Growth & Income Fund, it was noted that the performance of the Fund was in the third quartile over the 5-year period, and in the fourth quartile over the 1-year, 3-year and 10-year periods.

•	For the United States Treasury Trust, it was noted that the performance of the Fund was in the second quartile for the 1-month and over the 1-year period.

•	For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

Shelton Green Alpha Fund Board Approval of the Investment Advisory Agreements (Unaudited) (Continued)

•
For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year and 10-year periods, the second quartile over the 5-year period, and the third quartile over the 1-year period.

•	For the California Tax-Free Money Market Fund, it was noted that the performance of the Fund was in the fourth quartile for the 1-month and 1-year periods.

•
For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate Morningstar category, the Fund was in the first quartile over the 1-year period, the second quartile over the 3-year period, and the third quartile over the 5-year, and 10-year periods.

•	For the California Insured Intermediate Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds.  The Board ultimately concluded that SCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg.  The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group.  The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers.  The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were significantly lower (by 10 basis points or more) than the industry averages for comparable funds.  The Board also observed that each Fund’s total operating expenses were well below the industry average for other comparable funds.  The Board also noted the voluntary advisory fee limitation that SCM had put into effect during 2005 with respect to all but two of the Funds.  The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by SCM at its own expense under the fund administration servicing agreements that took effect during February of 2005.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Funds, as well as the resulting level of profits to SCM.  The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards.  The Board noted the reduction in advisory fees received by SCM as a result of the reduction in assets under management in recent years due to market events, but also took note of the increase in assets under management (and corresponding increase in advisory fees received by SCM) as a result of the fund merger in 2010 that brought additional assets to the Equity Income Fund.  The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds.  They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders.  The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation.  Such voluntary fee limitations may be decreased or eliminated at the option of SCM, a factor that was also considered by the Board.  The Board also considered that SCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not seek to supplement its fees with such “soft dollar” benefits).  On the basis of the foregoing, together with the other information provided to it at the February 14, 2013 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Fund, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

Shelton Green Alpha Fund Board Approval of the Sub-Advisory Agreement

Prior to the review and approval of the Sub-Advisory Agreement between Green Alpha and SCM, the Independent Trustees approved the Investment Advisory Agreement between SCM and the Fund.

Information Received

Materials Received.  The Independent Trustees requested and received a wide variety of information regarding Green Alpha and its proposed services to the Fund, including information regarding (i) Green Alpha’s financial condition and profitability, (ii) the proposed services, operations and personnel, (iii) the compliance procedures of Green Alpha, (iv) Green Alpha’s  investment philosophy and approach to investment management for the Fund, (v) anticipated Fund expenses and brokerage and portfolio transactions, (v) disaster recovery planning, (vi) current legal matters and (vii) other information relating to the nature, extent and quality of services to be provided by Green Alpha to the Fund.

Review Process.  The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees.  The Board discussed the approval of the Sub- Advisory Agreement both with Green Alpha representatives and in a private session with independent legal counsel at which representatives of Green Alpha were not present.  In deciding to approve the Sub- Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor.  This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

Green Alpha, its personnel and its resources.  The Board considered the depth and quality of Green Alpha’s investment management process and the experience, capability and integrity of its senior management, noting that the two key principals of Green Alpha have extensive experience with portfolio management of mutual funds as well as with the operations and oversight of products in the mutual fund environment.  The Board, however, also noted the fact that Green Alpha just recently became a federally-registered investment adviser, has relatively small assets under management, is not yet profitable, does not have a proven track record in managing mutual funds and does not currently provide sub-advisory services for any other investment advisory clients.

Other Services.  The Board considered, in connection with the performance of its proposed investment management services to the Fund, the following:  Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its articulated plan to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Fund.

In light of the totality of the considerations, the Board concluded that Green Alpha had the quality and depth of personnel and investment methods essential to performing its proposed duties under the Sub-Advisory Agreement, and that the nature, extent and overall quality of such proposed services were satisfactory.

Investment Performance

The Board considered the Fund’s stated investment objectives and Green Alpha’s goals with respect to investment performance.  Given that the Fund had not yet commenced operations, the Trustees were unable to consider investment performance as a factor.  Nevertheless, the Board was presented with extensive and detailed information regarding the proposed investment approach of Green Alpha for the Fund, the unique investment screening techniques that will be employed, the experience of Green Alpha in employing similar techniques with respect to its separately managed accounts, and related information that may impact Fund performance.  While the Board had no investment results to review due to the Fund being newly created, it did receive a satisfactory explanation of the growth strategy for the Fund and ultimately concluded that Green Alpha’s objectives and goals for managing the new Fund were satisfactory.

Management Fees and Total Operating Expenses

The Board reviewed the anticipated management fees and anticipated total operating expenses of the Fund, noting that the fees under the Sub-Advisory Agreement would be paid by Shelton Capital out of its investment advisory fees.  The Board also noted that Green Alpha anticipated that it may need to waive its right to receive fees under the Sub-Advisory Agreement for at least an initial period following the launch of the Fund.  The Board noted that the total net management fees expected to be charged to the Fund were somewhat higher than those charged by many other funds, including large cap equity and small cap equity funds, but also noted that the Fund did not really fall squarely within either of these categories nor was there a category of similarly-managed funds to which to compare the Fund’s fees and expenses.  As such, the Board did not view comparisons to the fees and expenses of other funds to be particularly probative.  On the basis of the foregoing, together with the other information provided to it prior to and at the February 14, 2013 meeting, the Board concluded that the Fund’s cost structure was reasonable and the Fund’s sub-advisory fee was reasonable in relation to the proposed sub-advisory services of Green Alpha.

Green Alpha Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding Green Alpha’s costs of providing services to the Fund, as well as the expected level of profits to Green Alpha.  The Independent Trustees received financial and other information from Green Alpha, in addition to a representation from Green Alpha that its anticipated profits were not excessive and low by industry standards.  The Board noted its intention to monitor assets under management, and the resulting impact on Green Alpha’s profitability, in order to ensure that Green Alpha has sufficient resources to continue to provide the services that shareholders in the Fund require. The Board considered Green Alpha’s willingness to invest in order to provide the expected quality of sub-advisory services to the Fund.  They further considered the start-up nature of the Fund, the fact that investments may need to be made by Green Alpha on an initial basis, including through potential waivers of sub-advisory fees and/or the sharing of expense reimbursements, in determining not to request reductions in the level of fees charged by Green Alpha as Fund assets increase.  The Board also considered that Green Alpha would not receive substantial indirect benefits from managing the Fund (one example of an indirect benefit is research paid for by Fund brokerage commissions – Green Alpha currently does not seek to supplement its fees with such “soft dollar” benefits).

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Sub-Advisory Agreement is and would be fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders should receive reasonable value in return for the sub-advisory fees paid to Green Alpha, and that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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ITEM 2.	CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)
Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial and accounting officer. A copy of the code of ethics is available upon request, at no charge, at 1(800) 225-8778.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)	N/A

(a)(3)
The audit committee has determined that no single independent trustee meets the criteria of "audit committee financial expert", but the collective skills of the committee are sufficient to satisfy the requirements.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $135,000 for the fiscal year ended August 31, 2013 and $131,100 for the fiscal year ended August 31, 2012.

(b)	Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of Item 4.

(c)	Tax Fees

The aggregate fees paid to the principal accountant for tax compliance, tax advice, and tax planning services rendered by the principal accountant to the Registrant were $28,500 for the fiscal year ended August 31, 2013 and $27,600 for the fiscal year ended August 31, 2012.

(d)	All Other Fees

There were no other fees paid to the principal accountant for services rendered by the principal accountant to the Registrant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraphs (a)-(c) of Item 4.

(e)(1)	The Registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit-related services;

(ii)	pre-approval of all non-audit related services to be provided to the Registrant by the auditors;

(iii)
pre-approval of all non-audit related services to be provided to the Registrant by the auditors to the Registrant 's investment adviser or to any entity that controls, is controlled by or is under common control with the Registrant 's investment adviser and that provides ongoing services to the Registrant where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(e)(2)	All of the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee.

(f)	N/A

(g)
The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $0 for the fiscal year ended August 31, 2013 and $3,900 for the fiscal year ended August 31, 2012.

(h)	N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHELTON FUNDS

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, President
Date: October 30, 2013

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: October 30, 2013